UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07470

CARILLON SERIES TRUST
 (Exact name of Registrant as Specified in Charter)

880 Carillon Parkway
St. Petersburg, FL 33716
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-1000

SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER
880 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)

Copy to:
KATHY KRESCH INGBER, ESQ.
K&L Gates LLP
1601 K Street, NW
Washington, D.C.  20006

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments

Investment Portfolios
(UNAUDITED) | 01.31.2018
CARILLON CLARIVEST CAPITAL APPRECIATION FUND
COMMON STOCKS - 99.9%	Shares	Value
Aerospace & defense - 4.8%
General Dynamics Corp.	19,600	$4,360,608
Northrop Grumman Corp.	21,300	7,253,289
The Boeing Co.	30,700	10,879,159
Airlines - 0.6%
Delta Air Lines, Inc.	46,800	2,656,836
Auto components - 1.6%
Lear Corp.	38,100	7,358,634
Automobiles - 0.9%
Thor Industries, Inc.	31,300	4,277,458
Banks - 1.0%
Bank of America Corp.	74,800	2,393,600
Zions Bancorporation	40,000	2,161,200
Beverages - 2.9%
Constellation Brands, Inc., Class A	20,000	4,389,400
PepsiCo, Inc.	61,021	7,340,826
The Coca-Cola Co.	39,600	1,884,564
Biotechnology - 4.6%
AbbVie, Inc.	71,100	7,978,842
Amgen, Inc.	43,500	8,093,175
Biogen, Inc.*	8,000	2,782,480
Celgene Corp.*	26,800	2,711,088
Building products - 1.7%
Owens Corning	85,900	7,986,123
Capital markets - 1.6%
State Street Corp.	28,900	3,183,913
The Bank of New York Mellon Corp.	78,700	4,462,290
Chemicals - 1.6%
LyondellBasell Industries N.V., Class A	47,100	5,644,464
Westlake Chemical Corp.	15,765	1,775,139
Containers & packaging - 0.5%
Owens-Illinois, Inc.*	99,400	2,308,068
Equity real estate investment trusts (REITs) - 0.8%
American Tower Corp.	26,600	3,928,820
Food & staples retailing - 1.9%
CVS Health Corp.	26,100	2,053,809
Wal-Mart Stores, Inc.	62,600	6,673,160
Food products - 2.7%
Ingredion, Inc.	21,500	3,088,260
Pinnacle Foods, Inc.	49,400	3,059,836
The Hershey Co.	29,900	3,298,867
Tyson Foods, Inc., Class A	44,200	3,364,062
Health care equipment & supplies - 2.1%
Edwards Lifesciences Corp.*	38,000	4,810,040
The Cooper Companies, Inc.	20,200	4,942,334
Health care providers & services - 5.5%
Aetna, Inc.	31,200	5,828,784
Laboratory Corp. of America Holdings*	30,500	5,322,250
UnitedHealth Group, Inc.	61,500	14,561,970

Hotels, restaurants & leisure - 3.7%
Dominos Pizza, Inc.	15,600	3,382,860
McDonald's Corp.	52,800	9,036,192
Wyndham Worldwide Corp.	37,900	4,704,527
Household durables - 2.0%
D.R. Horton, Inc.	133,500	6,548,175
Mohawk Industries, Inc.*	10,000	2,810,600
Insurance - 0.5%
The Progressive Corp.	41,400	2,239,740
Internet & direct marketing retail - 4.2%
Amazon.com, Inc.*	13,500	19,587,015
Internet software & services - 11.3%
Alphabet, Inc., Class A*	11,914	14,084,969
Alphabet, Inc., Class C*	11,912	13,936,325
eBay, Inc.*	110,500	4,484,090
Facebook, Inc., Class A*	108,000	20,184,120
IT services - 6.6%
Amdocs Ltd.	16,700	1,142,280
Fiserv, Inc.*	35,600	5,013,904
Global Payments, Inc.	21,400	2,392,092
MasterCard, Inc., Class A	48,330	8,167,770
Visa, Inc., Class A	67,800	8,422,794
Worldpay, Inc., Class A*	72,804	5,846,889
Life sciences tools & services - 1.6%
Thermo Fisher Scientific, Inc.	33,700	7,552,507
Machinery - 3.9%
Caterpillar, Inc.	46,700	7,601,826
Ingersoll-Rand PLC	32,000	3,028,160
Oshkosh Corp.	34,700	3,147,984
Parker-Hannifin Corp.	13,500	2,719,170
Stanley Black & Decker, Inc.	11,700	1,944,891
Media - 0.7%
Comcast Corp., Class A	77,300	3,287,569
Metals & mining - 1.1%
Steel Dynamics, Inc.	115,900	5,261,860
Oil, gas & consumable fuels - 0.7%
Valero Energy Corp.	35,700	3,426,129
Pharmaceuticals - 1.1%
Johnson & Johnson	37,100	5,126,849
Semiconductors & semiconductor equipment - 5.9%
Applied Materials, Inc.	154,800	8,301,924
KLA-Tencor Corp.	19,300	2,119,140
Lam Research Corp.	36,100	6,913,872
Microchip Technology, Inc.	35,100	3,342,222
NVIDIA Corp.	28,800	7,079,040
Software - 10.1%
Activision Blizzard, Inc.	62,900	4,662,777
Adobe Systems, Inc.*	26,300	5,253,688
Electronic Arts, Inc.*	40,900	5,192,664
Microsoft Corp.	278,800	26,488,788
Synopsys, Inc.*	60,900	5,639,949
Specialty retail - 3.1%
Ross Stores, Inc.	35,900	2,957,801
The Home Depot, Inc.	58,300	11,712,470

Technology hardware, storage & peripherals - 6.6%
Apple, Inc.	162,966	27,285,398
NetApp, Inc.	64,000	3,936,000
Textiles, apparel & luxury goods - 1.2%
PVH Corp.	36,800	5,706,944
Trading companies & distributors - 0.8%
United Rentals, Inc.*	19,800	3,585,978
Total common stocks (cost $265,434,516)		468,073,290
Total investment portfolio (cost $265,434,516) - 99.9%‡		468,073,290
Other assets in excess of liabilities - 0.1%		543,096
Total net assets - 100.0%		$468,616,386

* Non-income producing security

‡The cost basis of investments for federal income tax purposes at January 31, 2018 was as follows+:
Cost of investments	$265,434,516
Gross unrealized appreciation	202,744,169
Gross unrealized depreciation	(105,395)
Net unrealized appreciation (depreciation)	$202,638,774

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2017 Annual Report.

Sector allocation
Sector	Percent of net assets
Information technology	40.5%
Consumer discretionary	17.4%
Health care	14.9%
Industrials	11.8%
Consumer staples	7.5%
Materials	3.2%
Financials	3.1%
Real estate	0.8%
Energy	0.7%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Investment Portfolios
(UNAUDITED) | 01.31.2018
CARILLON EAGLE GROWTH & INCOME FUND
COMMON STOCKS - 98.6%	Shares	Value
Aerospace & defense - 3.8%
Lockheed Martin Corp.	67,859	$24,079,766
Banks - 11.8%
JPMorgan Chase & Co.	248,036	28,690,324
The PNC Financial Services Group, Inc.	173,512	27,418,366
Wells Fargo & Co.	291,963	19,205,326
Beverages - 5.6%
PepsiCo, Inc.	135,285	16,274,786
The Coca-Cola Co.	412,539	19,632,731
Chemicals - 2.5%
DowDuPont, Inc.	211,583	15,991,443
Communications equipment - 3.1%
Cisco Systems, Inc.	471,310	19,578,217
Diversified telecommunication services - 3.0%
AT&T, Inc.	508,950	19,060,178
Electric utilities - 2.0%
Great Plains Energy, Inc.	403,559	12,558,756
Equity real estate investment trusts (REITs) - 6.6%
Camden Property Trust	91,124	7,887,694
Crown Castle International Corp.	144,169	16,257,938
Prologis, Inc.	196,893	12,819,703
Simon Property Group, Inc.	31,902	5,211,830
Food & staples retailing - 2.2%
Sysco Corp.	222,427	13,983,985
Health care equipment & supplies - 4.0%
Abbott Laboratories	238,080	14,799,053
Medtronic PLC	126,146	10,834,680
Hotels, restaurants & leisure - 5.8%
Carnival Corp.	329,053	23,563,485
McDonald's Corp.	79,733	13,645,506
Household products - 2.1%
The Procter & Gamble Co.	155,515	13,427,165
Industrial conglomerates - 6.3%
3M Co.	65,481	16,402,990
Honeywell International, Inc.	151,634	24,211,401
Media - 3.4%
Regal Entertainment Group, Class A	950,022	21,736,503
Multi-utilities - 1.9%
Sempra Energy	116,389	12,455,951

Oil, gas & consumable fuels - 8.3%
Chevron Corp.	151,176	18,949,912
Occidental Petroleum Corp.	223,605	16,763,667
TOTAL S.A., Sponsored ADR	299,125	17,367,197
Pharmaceuticals - 9.1%
Johnson & Johnson	160,567	22,188,754
Merck & Co., Inc.	241,898	14,332,456
Pfizer, Inc.	586,621	21,728,442
Road & rail - 2.7%
Union Pacific Corp.	131,285	17,526,548
Software - 4.7%
Microsoft Corp.	320,651	30,465,052
Specialty retail - 3.6%
The Home Depot, Inc.	116,343	23,373,309
Technology hardware, storage & peripherals - 3.6%
Apple, Inc.	138,703	23,223,043
Tobacco - 2.5%
Altria Group, Inc.	232,112	16,326,758
Total common stocks (cost $391,232,995)		631,972,915
Total investment portfolio (cost $391,232,995) - 98.6%‡		631,972,915
Other assets in excess of liabilities - 1.4%		8,670,093
Total net assets - 100.0%		$640,643,008

ADR - American depository receipt

‡The cost basis of investments for federal income tax purposes at January 31, 2018 was as follows+:
Cost of investments	$391,232,995
Gross unrealized appreciation	242,384,524
Gross unrealized depreciation	(1,644,604)
Net unrealized appreciation (depreciation)	$240,739,920

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2017 Annual Report.

Sector Allocation
Sector	Percent of net assets
Health care	13.1%
Consumer discretionary	12.8%
Industrials	12.8%
Consumer staples	12.4%
Financials	11.8%
Information technology	11.4%
Energy	8.3%
Real estate	6.6%
Utilities	3.9%
Telecommunication services	3.0%
Materials	2.5%

Investment Portfolios
(UNAUDITED) | 01.31.2018
CARILLON CLARIVEST INTERNATIONAL STOCK FUND
COMMON STOCKS - 95.9%	Shares	Value
Australia - 2.8%
Link Administration Holdings Ltd.	26,735	$192,201
Origin Energy Ltd.*	28,568	213,993
Qantas Airways Ltd.	31,764	134,613
St Barbara Ltd.	20,657	63,039
Belgium - 1.2%
Anheuser-Busch InBev S.A./N.V.	2,174	246,228
Denmark - 1.5%
Danske Bank A/S	5,411	219,724
DFDS A/S	1,775	106,508
France - 8.6%
Atos SE	1,439	226,941
BNP Paribas S.A.	2,215	182,946
Cie Generale des Etablissements Michelin	1,311	209,728
Credit Agricole S.A.	9,828	185,295
Eiffage S.A.	2,748	333,156
ENGIE S.A.	4,366	75,812
Renault S.A.	1,894	208,025
Sanofi	2,635	232,545
VINCI S.A.	1,704	184,167
Germany - 8.1%
Allianz SE	1,782	450,718
BASF SE	2,024	237,372
Covestro AG	3,863	444,828
Daimler AG	1,706	156,248
Deutsche Lufthansa AG	2,923	104,418
LEONI AG	1,989	152,735
Siltronic AG*	649	107,745
TAG Immobilien AG	4,176	82,548
Hong Kong - 2.0%
CK Asset Holdings Ltd.	6,172	58,730
Kerry Properties Ltd.	13,000	62,153
Xinyi Glass Holdings Ltd.*	202,000	306,056
Israel - 1.5%
Bank Leumi Le-Israel B.M.	13,380	82,128
Israel Discount Bank Ltd., Class A*	48,594	145,363
Tower Semiconductor Ltd.*	2,763	96,297
Italy - 2.3%
Enel SpA	57,052	362,704
Intesa Sanpaolo SpA	31,288	122,936

Japan - 28.4%
ANA Holdings, Inc.	2,600	106,067
Asahi Group Holdings Ltd.	7,200	363,762
Cosmo Energy Holdings Co. Ltd.	1,900	74,806
Fujitsu Ltd.	13,000	95,987
Fukuoka Financial Group, Inc.	13,000	75,645
Hanwa Co. Ltd.	2,500	121,969
Haseko Corp.	5,100	79,754
Hitachi Ltd.	51,000	406,970
Honda Motor Co. Ltd.	6,400	225,701
ITOCHU Corp.	24,200	476,176
JFE Holdings, Inc.	6,300	149,779
JXTG Holdings, Inc.	30,600	203,723
KDDI Corp.	3,800	96,437
Kyocera Corp.	2,500	166,889
Marubeni Corp.	57,700	433,959
Mitsubishi Chemical Holdings Corp.	9,000	98,157
Mitsubishi UFJ Financial Group, Inc.	33,100	250,281
Mitsui Chemicals, Inc.	5,100	160,802
Nichirei Corp.	3,800	102,009
Nippon Electric Glass Co. Ltd.	2,600	107,503
Nippon Light Metal Holdings Co. Ltd.	13,400	39,529
Nippon Suisan Kaisha Ltd.	10,900	58,192
Nippon Telegraph & Telephone Corp.	7,600	363,923
Nipro Corp.	6,400	98,416
Penta-Ocean Construction Co. Ltd.	11,500	88,850
SCREEN Holdings Co. Ltd.	1,300	113,311
SoftBank Group Corp.	2,500	207,720
Sony Corp.	3,800	182,252
Sumitomo Corp.	11,500	198,842
Sumitomo Mitsui Financial Group, Inc.	3,800	171,137
The Hiroshima Bank Ltd.	8,800	73,962
The Kansai Electric Power Co., Inc.	5,100	63,550
Tokyo Electron Ltd.	1,300	245,235
Toyota Motor Corp.	5,100	351,377
Netherlands - 5.0%
Aegon N.V.	17,580	120,134
AerCap Holdings N.V.*	2,000	108,200
ASR Nederland N.V.	6,085	265,799
NN Group N.V.	7,626	359,681
NXP Semiconductors N.V.*	1,800	216,576
Norway - 0.5%
Aker BP ASA	3,548	102,672
Singapore - 2.3%
DBS Group Holdings Ltd.	8,900	178,633
Oversea-Chinese Banking Corp. Ltd.	26,500	260,543
Yanlord Land Group Ltd.	40,700	57,399

Spain - 1.6%
Banco Santander S.A.	18,377	136,436
Iberdrola S.A.	15,430	125,598
Repsol S.A.	3,778	71,106
Sweden - 2.7%
Ahlsell AB	23,832	160,749
Boliden AB	2,597	94,279
Svenska Cellulosa AB SCA, Class B	7,269	75,218
Tele2 AB, Class B	8,808	110,153
Volvo AB, Class B	7,078	144,466
Switzerland - 12.8%
Baloise Holding AG	1,757	287,449
Bossard Holding AG, Class A	166	42,873
Lonza Group AG	1,221	339,239
Nestle S.A.	5,614	484,948
Novartis AG	5,241	473,038
Sika AG	25	216,570
Straumann Holding AG	280	213,719
Swiss Life Holding AG*	547	205,397
UBS Group AG*	10,949	222,258
Zurich Insurance Group AG	751	247,040
United Kingdom - 14.6%
3i Group PLC	19,458	257,294
Ashtead Group PLC	5,678	169,733
Aviva PLC	20,365	148,571
Barclays PLC	44,882	127,640
Bellway PLC	3,005	141,661
BP PLC	49,329	351,932
British American Tobacco PLC	841	57,480
Carnival PLC	3,412	240,733
Electrocomponents PLC	8,148	70,893
Glencore PLC*	29,436	168,709
HSBC Holdings PLC	15,960	170,272
Lloyds Banking Group PLC	149,870	148,071
Persimmon PLC	2,699	95,881
Redrow PLC	7,571	64,391
Royal Dutch Shell PLC, Class B	14,704	521,587
Shire PLC	4,660	217,726
Standard Chartered PLC	13,113	152,573
Total common stocks (cost $16,877,199)		20,465,892

PREFERRED STOCKS - 1.2%
Germany - 1.2%
Volkswagen AG	1,138	250,252
Total preferred stocks (cost $215,532)		250,252
Total investment portfolio (cost $17,092,731) - 97.1%‡		20,716,144
Other assets in excess of liabilities - 2.9%		624,435
Total net assets - 100.0%		$21,340,579

*Non-income producing security

‡The cost basis of investments for federal income tax purposes at January 31, 2018 was as follows+:
Cost of investments	$17,092,731
Gross unrealized appreciation	3,960,763
Gross unrealized depreciation	(337,350)
Net unrealized appreciation (depreciation)	$3,623,413

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2017 Annual Report.

Sector allocation
Sector	Percent of net assets
Financials	24.6%
Industrials	13.7%
Consumer discretionary	12.5%
Information technology	9.6%
Materials	8.2%
Health care	7.4%
Energy	7.2%
Consumer staples	6.2%
Telecommunication services	3.6%
Utilities	2.9%
Real estate	1.2%

Industry allocation
Industry	Value	Percent of net assets
Banks	$ 2,683,587	12.6%
Insurance	2,084,789	9.8%
Trading companies & distributors	1,712,500	8.0%
Oil, gas & consumable fuels	1,539,819	7.2%
Automobiles	1,191,603	5.6%
Chemicals	1,157,729	5.4%
Semiconductors & semiconductor equipment	779,164	3.7%
Electronic equipment, instruments & components	752,255	3.5%
Pharmaceuticals	705,582	3.3%
Auto components	668,519	3.1%
Food products	645,149	3.0%
Beverages	609,990	2.9%
Construction & engineering	606,174	2.8%
Household durables	563,939	2.6%
Electric utilities	551,852	2.6%
Metals & mining	515,335	2.4%
IT services	515,128	2.4%
Capital markets	479,552	2.3%
Wireless telecommunication services	414,311	1.9%
Diversified telecommunication services	363,924	1.7%
Airlines	345,099	1.6%
Life sciences tools & services	339,238	1.6%
Health care equipment & supplies	312,135	1.5%
Real estate management & development	260,830	1.2%
Hotels, restaurants & leisure	240,733	1.1%
Biotechnology	217,725	1.0%
Machinery	144,466	0.7%
Marine	106,508	0.5%
Multi-utilities	75,812	0.4%
Paper & forest products	75,218	0.4%
Tobacco	57,479	0.3%

Investment Portfolios
(UNAUDITED) | 01.31.2018
CARILLON SCOUT INTERNATIONAL FUND
COMMON STOCKS - 93.2%	Shares	Value
Australia - 7.8%
BHP Billiton Ltd., Sponsored ADR	340,518	$16,692,192
Caltex Australia Ltd.	712,357	19,938,905
CSL Ltd.	145,346	17,089,737
Macquarie Group Ltd.	217,082	18,012,871
Woodside Petroleum Ltd.	592,374	15,815,802
Canada - 1.0%
Enbridge, Inc.	317,371	11,625,300
Denmark - 2.9%
Novo Nordisk A/S, Sponsored ADR	322,076	17,875,218
Pandora A/S	153,861	14,580,639
France - 8.7%
Air Liquide S.A.	111,254	15,002,241
AXA S.A.	641,555	21,099,236
BNP Paribas S.A.	227,974	18,829,352
Dassault Systemes SE	94,072	10,844,965
L'Oreal S.A.	61,906	14,068,498
TOTAL S.A.	314,414	18,229,811
Germany - 11.1%
Allianz SE, Sponsored ADR	788,064	19,953,781
BASF SE	171,096	20,065,871
Continental AG	69,894	20,996,847
Fresenius SE & Co. KGaA	160,054	14,009,052
Muenchener Rueckversicherungs-Gesellschaft AG	68,390	16,089,983
SAP SE, Sponsored ADR	119,997	13,589,660
Siemens AG	131,465	19,957,057
Hong Kong - 1.2%
AAC Technologies Holdings, Inc.	809,963	13,420,762
Ireland - 3.1%
Kerry Group PLC, Class A	144,420	15,375,466
Ryanair Holdings PLC, Sponsored ADR*	160,531	19,698,759
Japan - 14.6%
Astellas Pharma, Inc.	1,427,916	18,778,821
FANUC Corp.	47,502	12,892,919
JGC Corp.	697,439	15,157,727
Komatsu Ltd.	356,790	14,022,739
Kubota Corp.	779,687	15,934,874
Nitto Denko Corp.	164,859	15,147,234
ORIX Corp.	1,142,583	21,402,501
Subaru Corp.	609,158	20,290,140
Sysmex Corp.	184,470	14,521,042
Tokyo Electron Ltd.	88,776	16,746,911
Mexico - 3.1%
Grupo Financiero Banorte S.A.B. de C.V., Class O	3,055,905	19,571,715
Wal-Mart de Mexico S.A.B. de C.V., Sponsored ADR	620,652	15,584,572
Norway - 1.5%
DNB ASA	832,641	16,923,640
Singapore - 1.4%
Singapore Telecommunications Ltd.	5,916,987	15,964,552

South Africa - 1.1%
MTN Group Ltd.	1,107,100	12,259,140
Spain - 1.6%
Banco Bilbao Vizcaya Argentaria S.A.	1,876,511	17,610,325
Sweden - 4.6%
Essity AB, Class B*	455,079	13,632,207
Sandvik AB	920,204	18,115,794
SKF AB, Sponsored ADR	799,776	19,866,436
Switzerland - 9.8%
ABB Ltd.	560,705	15,628,407
Adecco Group AG	239,450	19,702,192
Coca-Cola HBC AG*	465,996	15,655,353
Givaudan S.A.	7,150	17,211,875
Nestle S.A., Sponsored ADR	159,251	13,759,286
Novartis AG, Sponsored ADR	140,056	12,613,443
Roche Holding AG	65,450	16,171,013
Taiwan - 2.5%
Largan Precision Co. Ltd.	107,500	14,733,761
MediaTek, Inc.	1,321,930	13,526,245
United Kingdom - 12.2%
British American Tobacco PLC	261,428	17,867,734
Compass Group PLC	749,505	15,780,756
Diageo PLC, Sponsored ADR	115,324	16,602,043
Next PLC	262,348	18,943,071
Prudential PLC, Sponsored ADR	399,146	21,605,773
Reckitt Benckiser Group PLC	164,583	15,893,793
Royal Dutch Shell PLC, Class B, Sponsored ADR	232,609	16,731,566
WPP PLC	816,509	14,786,972
United States - 5.0%
Aflac, Inc.	206,084	18,176,609
Credicorp Ltd.	91,835	21,271,741
Mettler-Toledo International, Inc.*	25,094	16,944,974
Total common stocks (cost $637,468,514)		1,050,891,901

PREFERRED STOCKS - 5.5%
Colombia - 2.0%
Bancolombia S.A., Sponsored ADR	475,846	21,865,123
Germany - 3.5%
Henkel AG & Co. KGaA, Sponsored ADR	110,099	15,402,410
Volkswagen AG	110,595	24,320,444
Total preferred stocks (cost $38,005,587)		61,587,977
Total investment portfolio (cost $675,474,101) - 98.7%‡		1,112,479,878
Other assets in excess of liabilities - 1.3%		15,091,245
Total net assets - 100.0%		$1,127,571,123

*Non-income producing security
ADR - American depository receipt

‡The cost basis of investments for federal income tax purposes at January 31, 2018 was as follows+:
Cost of investments	$675,474,101
Gross unrealized appreciation	464,092,586
Gross unrealized depreciation	(27,086,809)
Net unrealized appreciation (depreciation)	$437,005,777

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2017 Annual Report.

Sector allocation
Sector	Percent of net assets
Financials	22.4%
Industrials	15.2%
Consumer staples	13.6%
Consumer discretionary	11.5%
Health care	11.4%
Materials	7.5%
Information technology	7.3%
Energy	7.3%
Telecommunication services	2.5%

Industry allocation
Industry	Value	Percent of net assets
Banks	$ 116,071,898	10.3%
Insurance	96,925,381	8.6%
Oil, gas & consumable fuels	82,341,384	7.3%
Machinery	80,832,762	7.2%
Chemicals	67,427,222	6.0%
Pharmaceuticals	65,438,495	5.8%
Household products	44,928,409	4.0%
Automobiles	44,610,584	3.9%
Beverages	32,257,396	2.9%
Semiconductors & semiconductor equipment	30,273,156	2.7%
Food products	29,134,752	2.6%
Electronic equipment, instruments & components	28,154,523	2.5%
Software	24,434,625	2.2%
Diversified financial services	21,402,501	1.9%
Auto components	20,996,847	1.9%
Industrial conglomerates	19,957,057	1.8%
Professional services	19,702,191	1.7%
Airlines	19,698,759	1.7%
Multiline retail	18,943,071	1.7%
Capital markets	18,012,871	1.6%
Tobacco	17,867,734	1.6%
Biotechnology	17,089,737	1.5%
Life sciences tools & services	16,944,974	1.5%
Metals & mining	16,692,192	1.5%
Diversified telecommunication services	15,964,552	1.4%
Hotels, restaurants & leisure	15,780,756	1.4%
Electrical equipment	15,628,407	1.4%
Food & staples retailing	15,584,572	1.4%
Construction & engineering	15,157,727	1.3%
Media	14,786,972	1.3%
Textiles, apparel & luxury goods	14,580,639	1.3%
Health care equipment & supplies	14,521,042	1.3%
Personal products	14,068,498	1.2%
Health care providers & services	14,009,052	1.2%
Wireless telecommunication services	12,259,140	1.1%

Investment Portfolios
(UNAUDITED) | 01.31.2018
CARILLON EAGLE INVESTMENT GRADE BOND FUND
CORPORATE BONDS - 53.8%	Principal Amount	Value
Domestic - 44.8%
Auto manufacturers - 4.1%
Daimler Finance North America LLC, (3 Month LIBOR USD + 0.63%), 144A, 2.33%, 01/06/20 (a)	$250,000	$251,814
Hyundai Capital America, 144A, 2.45%, 06/15/21 (a)	250,000	242,827
Nissan Motor Acceptance Corp., 144A, 1.90%, 09/14/21 (a)	250,000	241,205
Toyota Motor Credit Corp., (3 Month LIBOR USD + 0.39%), 2.12%, 01/17/19	500,000	501,254
Banks - 6.6%
BankUnited, Inc., 4.88%, 11/17/25	250,000	261,294
BB&T Corp., 2.85%, 10/26/24	500,000	490,882
First Tennessee Bank NA, 2.95%, 12/01/19	250,000	250,622
SunTrust Banks, Inc., 2.90%, 03/03/21	250,000	250,365
The Huntington National Bank, 2.40%, 04/01/20	250,000	248,416
US Bank NA, (3 Month LIBOR USD + 0.48%), 2.24%, 10/28/19	500,000	502,700
Biotechnology - 1.3%
Amgen, Inc., 2.65%, 05/11/22	250,000	246,284
Celgene Corp., 3.95%, 10/15/20	135,000	138,897
Building products - 0.8%
Lennox International, Inc., 3.00%, 11/15/23	250,000	243,946
Capital markets - 3.0%
E*TRADE Financial Corp., 2.95%, 08/24/22	150,000	147,396
Moody's Corp., 2.75%, 07/15/19	250,000	250,709
Morgan Stanley, (3 Month LIBOR USD + 0.80%), 2.21%, 02/14/20	250,000	251,275
The Goldman Sachs Group, Inc., 2.63%, 04/25/21	250,000	247,719
Commercial services & supplies - 0.8%
Pitney Bowes, Inc., 4.13%, 05/15/22	250,000	239,688
Communications equipment - 0.3%
Juniper Networks, Inc., 3.13%, 02/26/19	100,000	100,803
Electric Utilities - 0.8%
Edison International, 2.40%, 09/15/22	250,000	241,694
Electronic equipment, instruments & components - 2.3%
Amphenol Corp., 3.13%, 09/15/21	250,000	251,624
Avnet, Inc., 3.75%, 12/01/21	250,000	253,582
FLIR Systems, Inc., 3.13%, 06/15/21	200,000	199,709
Equity real estate investment trusts (REITs) - 2.5%
American Tower Corp., 3.30%, 02/15/21	250,000	252,843
Omega Healthcare Investors, Inc., 4.38%, 08/01/23	250,000	250,495
Ventas Realty LP, 3.13%, 06/15/23	250,000	246,634
Health care equipment & supplies - 0.3%
Abbott Laboratories, 2.80%, 09/15/20	100,000	100,239
Health care providers & services - 0.8%
Cardinal Health, Inc., 1.95%, 06/14/19	250,000	247,937
Insurance - 1.1%
Chubb INA Holdings, Inc., 2.30%, 11/03/20	100,000	99,241
Metropolitan Life Global Funding I, 144A, 2.30%, 04/10/19 (a)	250,000	249,838
IT services - 3.7%
Broadridge Financial Solutions, Inc., 3.95%, 09/01/20	250,000	256,837
Fidelity National Information Services, Inc., 2.25%, 08/15/21	250,000	243,945
Fiserv, Inc., 4.63%, 10/01/20	100,000	104,748
International Business Machines Corp., (3 Month LIBOR USD + 0.23%), 1.99%, 01/27/20	500,000	501,564

Life sciences tools & services - 0.8%
Thermo Fisher Scientific, Inc., 3.00%, 04/15/23	250,000	248,138
Machinery-diversified - 0.5%
John Deere Capital Corp., (3 Month LIBOR USD + 0.29%), 1.99%, 10/09/19	150,000	150,438
Media - 2.7%
Scripps Networks Interactive, Inc., 2.80%, 06/15/20	250,000	249,037
The Interpublic Group of Cos., Inc., 4.20%, 04/15/24	291,000	300,390
Time Warner Cable LLC, 5.00%, 02/01/20	250,000	259,661
Oil, gas & consumable fuels - 2.9%
Andeavor, 4.75%, 12/15/23	250,000	266,693
ONEOK Partners LP, 3.80%, 03/15/20	100,000	101,622
Valero Energy Partners LP, 4.38%, 12/15/26	250,000	257,766
Williams Partners LP, 4.13%, 11/15/20	250,000	257,886
Pharmaceuticals - 0.8%
Bayer US Finance LLC, 144A, 3.00%, 10/08/21 (a)	250,000	250,577
Private equity - 0.9%
Apollo Management Holdings LP, 144A, 4.40%, 05/27/26 (a)	250,000	258,222
Road & rail - 0.5%
Ryder System, Inc., 2.65%, 03/02/20	150,000	149,936
Semiconductors - 0.8%
Broadcom Corp./Broadcom Cayman Finance Ltd., 144A, 3.00%, 01/15/22 (a)	250,000	245,508
Software - 4.1%
Activision Blizzard, Inc., 2.30%, 09/15/21	250,000	244,620
CA, Inc., 5.38%, 12/01/19	250,000	261,281
Oracle Corp., (3 Month LIBOR USD + 0.58%), 2.30%, 01/15/19	500,000	502,681
VMware, Inc., 2.95%, 08/21/22	250,000	242,301
Specialty retail - 0.7%
O'Reilly Automotive, Inc., 3.80%, 09/01/22	200,000	207,444
Technology hardware, storage & peripherals - 1.7%
Apple, Inc., (3 Month LIBOR USD + 0.30%), 1.71%, 05/06/20	250,000	251,488
NetApp, Inc., 3.38%, 06/15/21	250,000	252,807
Total domestic corporate bonds (cost $13,591,920)		13,567,522
Foreign - 9.0%
Aerospace & defense - 0.6%
Rolls-Royce PLC, 144A, 2.38%, 10/14/20 (a)	200,000	197,908
Banks - 1.6%
National Australia Bank Ltd., 144A, 2.25%, 07/01/19 (a)	250,000	249,351
Royal Bank Of Canada, 2.10%, 10/14/20	250,000	246,640
Diversified financial services - 0.8%
Genpact Luxembourg Sarl, 144A, 3.70%, 04/01/22 (a)	250,000	245,774
Food products - 0.8%
Danone SA, 144A, 2.59%, 11/02/23 (a)	250,000	241,663
Hotels, restaurants & leisure - 0.9%
Carnival Corp., 3.95%, 10/15/20	250,000	260,054
Insurance - 0.8%
Trinity Acquisition PLC, 3.50%, 09/15/21	250,000	252,153
Internet software & services - 0.8%
Tencent Holdings Ltd., 144A, 2.88%, 02/11/20 (a)	250,000	250,795
Pharmaceuticals - 1.0%
Mylan NV, 2.50%, 06/07/19	50,000	49,841
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21	250,000	244,118
Semiconductors - 1.7%
NXP BV/NXP Funding LLC, 144A, 3.88%, 09/01/22 (a)	500,000	504,375
Total foreign corporate bonds (cost $2,772,250)		2,742,672
Total corporate bonds (cost $16,364,170)		16,310,194

MORTGAGE AND ASSET-BACKED SECURITIES - 33.4%
Asset-backed securities - 3.7%
Citibank Credit Card Issuance Trust, Series 2008-A1, Class A-1, 5.35%, 02/07/20	415,000	415,123
Ford Credit Auto Owners Trust, Series 2015-A, Class A-4, 1.64%, 06/15/20	350,000	348,955
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A-4, 1.69%, 12/15/20	350,000	348,697
Federal agency mortgage-backed obligations - 29.7%
Fannie Mae Pool,
Series 0798, Class AK, 3.50%, 01/01/27	273,503	280,004
Series 1558, Class AL, 4.00%, 01/01/27	141,605	147,849
Series 1895, Class MA, 2.50%, 05/01/24	235,948	235,114
Series 2020, Class MA, 2.50%, 09/01/24	243,702	242,839
Series 2185, Class MA, 3.00%, 02/01/25	238,783	240,938
Series 2233, Class MA, 2.50%, 04/01/25	270,670	269,711
Series 2239, Class MA, 3.00%, 04/01/25	508,470	513,072
Series 2570, Class MA, 3.00%, 03/01/26	413,581	417,325
Series 2612, Class MA, 2.50%, 05/01/26	385,652	384,284
Series 6384, Class AE, 4.00%, 01/01/26	200,380	207,701
Series 7446, Class AA, 4.00%, 06/01/24	170,370	176,011
Freddie Mac Gold Pool,
Series 13368, Class G, 6.00%, 11/01/23	195,779	204,053
Series 15449, Class J, 4.00%, 05/01/26	123,684	128,522
Series 18317, Class G, 4.50%, 07/01/24	98,770	103,065
Series 18509, Class G, 3.50%, 04/01/29	342,698	351,964
Series 18513, Class G, 3.50%, 05/01/29	292,128	300,048
Series 18519, Class G, 3.50%, 07/01/29	625,937	642,889
Series 18592, Class G, 3.00%, 03/01/31	442,853	445,142
Series 18597, Class G, 3.50%, 04/01/31	544,470	558,791
Freddie Mac REMIC,
Series K-007, Class A-1, 3.34%, 12/25/19	2,397	2,394
Series K-024, Class A-2, 2.57%, 09/25/22	169,000	167,889
Series K-026, Class A-2, 2.51%, 11/25/22	250,000	247,442
Series K-027, Class A-2, 2.64%, 01/25/23	1,110,000	1,104,889
Series K-051, Class A-1, 2.89%, 04/25/25	238,462	238,980
Series K-055, Class A-1, 2.26%, 04/25/25	471,977	460,677
Series K-065, Class A-1, 2.86%, 10/25/26	494,973	491,334
Ginnie Mae I Pool, Series 783112, 5.50%, 09/15/22	129,993	134,420
Ginnie Mae II Pool, Series 5107, 4.00%, 07/20/26	300,889	312,319
Total mortgage and asset-backed securities (cost $10,262,034)		10,122,441

FOREIGN GOVERNMENT BONDS - 0.5%
Province of Alberta Canada, 144A, 1.75%, 08/26/20 (a)	150,000	146,809
Total foreign government bonds (cost $149,309)		146,809

U.S. TREASURIES - 2.4%
U.S. Treasury Notes, 2.00%, 11/30/20	750,000	744,023
Total U.S. Treasuries (cost $757,522)		744,023

U.S. GOVERNMENT AGENCY SECURITES - 0.8%
Fannie Mae, 2.00%, 01/05/22	250,000	245,785
Total U.S. Government agency securities (cost $251,673)		245,785

SUPRANATIONAL BANKS - 3.3%
Inter-American Development Bank, (3 Month LIBOR USD + 0.00%), 1.72%, 01/15/22	1,000,000	995,773
Total supranational banks (cost $997,750)		995,773
Total investment portfolio (cost $28,782,458) - 94.2%‡		28,565,025
Other assets in excess of liabilities - 5.8%		1,747,156
Total net assets - 100.0%		$30,312,181

(a) Restricted securities deemed to be liquid for purpose of compliance limitations on holdings of illiquid securities. At January 31, 2017, these securities aggregated $3,576,666 or 11.8% of the net assets of the Fund.

144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

REMIC—Real estate mortgage investment conduit

‡The cost basis of investments for federal income tax purposes at January 31, 2018 was as follows+:
Cost of investments	$28,782,458
Gross unrealized appreciation	91,116
Gross unrealized depreciation	(308,549)
Net unrealized appreciation (depreciation)	$(217,433)

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2017 Annual Report.

Investment Portfolios
(UNAUDITED) | 01.31.2018
CARILLON REAMS LOW DURATION BOND FUND
CORPORATE BONDS - 63.6%	Principal Amount	Value
Aerospace & defense - 1.5%
L3 Technologies, Inc., 5.20%, 10/15/19	$100,000	$104,173
Northrop Grumman Corp., 2.08%, 10/15/20	250,000	246,340
Airlines - 3.4%
American Airlines, Pass Through Trust, Series 2013-2, Class A, 4.95%, 07/15/24	418,732	440,213
Delta Air Lines, Pass Through Trust, Series 2007-1, Class A, 6.82%, 02/10/24	244,561	274,324
Northwest Airlines, Pass Through Trust, Series 2007-1, Class A, 7.03%, 05/01/21	51,898	55,671
Auto manufacturers - 4.0%
American Honda Finance Corp., 1.20%, 07/12/19	265,000	260,578
Daimler Finance North America LLC,
144A, 1.75%, 10/30/19 (a)	150,000	147,889
144A, 2.20%, 05/05/20 (a)	100,000	98,892
General Motors Financial Co., Inc., 3.20%, 07/13/20	230,000	231,729
Nissan Motor Acceptance Corp., 144A, 1.55%, 09/13/19 (a)	85,000	83,676
Toyota Motor Credit Corp., 1.70%, 02/19/19	80,000	79,591
Banks - 10.6%
Bank of America Corp.,
(3 Month LIBOR USD + 1.00%), 2.74%, 04/24/23	245,000	250,189
5.63%, 07/01/20	380,000	407,234
Bank of Montreal, 1.75%, 09/11/19	140,000	138,373
BB&T Corp., 2.25%, 02/01/19	240,000	240,291
Capital One NA, 2.35%, 01/31/20	250,000	247,916
Citigroup, Inc., 2.05%, 06/07/19	310,000	308,144
Credit Suisse AG, 2.30%, 05/28/19	110,000	109,804
ING Bank NV,
144A, 1.65%, 08/15/19 (a)	100,000	98,530
144A, 2.50%, 10/01/19 (a)	200,000	199,597
JPMorgan Chase & Co., 6.30%, 04/23/19	85,000	89,030
UBS AG, 144A, 2.45%, 12/01/20 (a)	200,000	198,298
Wells Fargo & Co., 2.13%, 04/22/19	140,000	139,631
Beverages - 2.4%
Constellation Brands, Inc.,
2.25%, 11/06/20	320,000	315,440
3.75%, 05/01/21	225,000	230,405
Biotechnology - 1.2%
Amgen, Inc., 4.10%, 06/15/21	255,000	265,169
Capital markets - 2.6%
Morgan Stanley, 2.80%, 06/16/20	140,000	140,247
The Goldman Sachs Group, Inc.,
2.30%, 12/13/19	275,000	273,604
2.60%, 12/27/20	180,000	179,121
Chemicals - 0.8%
E.I. du Pont de Nemours & Co., 2.20%, 05/01/20	190,000	188,787

Commercial services - 2.1%
ERAC USA Finance LLC, 144A, 2.60%, 12/01/21 (a)	485,000	475,604
Computers - 0.5%
IBM Credit LLC, 1.80%, 01/20/21	125,000	122,130
Consumer finance - 2.6%
Ally Financial, Inc., 3.75%, 11/18/19	115,000	116,006
American Express Credit Corp.,
2.13%, 03/18/19	300,000	299,322
2.60%, 09/14/20	170,000	170,184
Containers & packaging - 0.4%
Packaging Corp of America, 2.45%, 12/15/20	100,000	99,481
Diversified financial services - 3.4%
AIG Global Funding,
144A, 1.90%, 10/06/21 (a)	240,000	231,217
144A, 1.95%, 10/18/19 (a)	225,000	222,425
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	120,000	118,335
Protective Life Global Funding, 144A, 1.56%, 09/13/19 (a)	215,000	212,010
Diversified telecommunication services - 2.6%
AT&T, Inc., 2.45%, 06/30/20	360,000	357,744
Verizon Communications, Inc., 3.13%, 03/16/22	235,000	235,609
Electric - 1.1%
PSEG Power LLC, 2.45%, 11/15/18	245,000	245,425
Equity real estate investment trusts (REITs) - 1.0%
AvalonBay Communities, Inc., 3.63%, 10/01/20	115,000	117,963
ERP Operating LP, 4.75%, 07/15/20	110,000	115,153
Food - 0.7%
Kraft Heinz Foods Co., 2.80%, 07/02/20	155,000	155,111
Food & staples retailing - 0.5%
Sysco Corp., 2.60%, 10/01/20	115,000	115,174
Food products - 1.0%
Danone S.A., 144A, 1.69%, 10/30/19 (a)	155,000	152,722
Tyson Foods, Inc., 2.25%, 08/23/21	85,000	82,992
Health care equipment & supplies - 1.0%
Becton, Dickinson and Co., 2.40%, 06/05/20	235,000	232,584
Health care providers & services - 0.6%
Anthem, Inc., 2.50%, 11/21/20	130,000	129,267
Health care services - 0.5%
HCA, Inc., 6.50%, 02/15/20	115,000	122,619
Hotels, restaurants & leisure - 0.3%
McDonald's Corp., 2.75%, 12/09/20	75,000	75,316
Insurance - 6.1%
American International Group, Inc.,
3.30%, 03/01/21	155,000	156,780
6.40%, 12/15/20	80,000	87,929
MassMutual Global Funding II,
144A, 1.55%, 10/11/19 (a)	240,000	236,631
144A, 1.95%, 09/22/20 (a)	220,000	216,227
Metropolitan Life Global Funding I,
144A, 1.55%, 09/13/19 (a)	150,000	147,822
144A, 1.75%, 09/19/19 (a)	200,000	197,765
New York Life Global Funding, 144A, 1.70%, 09/14/21 (a)	135,000	129,826
Prudential Financial, Inc., 5.38%, 06/21/20	215,000	228,515

Media - 2.0%
21st Century Fox America, Inc., 4.50%, 02/15/21	180,000	189,962
Discovery Communications LLC, 2.20%, 09/20/19	120,000	118,946
Time Warner Cable LLC, 8.25%, 04/01/19	135,000	143,433
Mining - 0.5%
Anglo American Capital PLC, 144A, 9.38%, 04/08/19 (a)	95,000	102,293
Oil & gas - 1.1%
BP Capital Markets PLC, 4.50%, 10/01/20	150,000	157,379
Noble Holding International Ltd., 5.75%, 03/16/18	90,000	90,225
Pharmaceuticals - 1.7%
Allergan Funding SCS, 3.00%, 03/12/20	285,000	286,031
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 07/19/19	95,000	92,867
Road & rail- 1.4%
CSX Corp., 3.70%, 10/30/20	65,000	66,808
Norfolk Southern Corp., 3.25%, 12/01/21	115,000	116,594
Ryder System, Inc., 2.50%, 05/11/20	140,000	139,376
Semiconductors - 1.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., 144A, 2.20%, 01/15/21 (a)	310,000	301,002
Software - 0.5%
VMware, Inc., 2.30%, 08/21/20	105,000	103,006
Telecommunications - 1.3%
Deutsche Telekom International Finance BV, 144A, 2.23%, 01/17/20 (a)	305,000	302,475
Tobacco - 0.5%
Philip Morris International, Inc., 1.63%, 02/21/19	120,000	119,213
Trading companies & distributors - 2.0%
Air Lease Corp.,
2.13%, 01/15/20	105,000	103,971
3.88%, 04/01/21	340,000	348,870
Transportation - 0.4%
Union Pacific Railroad Co., Pass Through Trust, Series 2005-1, 5.08%, 01/02/29	79,943	85,991
Total corporate bonds (cost $14,673,522)		14,517,216

MORTGAGE AND ASSET-BACKED SECURITIES - 21.6%
Asset-backed securities - 3.8%
AmeriCredit Automobile Receivables Trust, Series 2017-4, Class A2A, 1.83%, 05/18/21	225,000	224,436
Bank of The West Auto Trust, Series 2017-1, Class A2, 144A, 1.78%, 02/15/21 (a)	225,000	224,224
Fifth Third Auto Trust, Series 2017-1, Class A2A, 1.59%, 04/15/20	200,000	199,390
GMACM Home Equity Loan Trust, (1 Month LIBOR USD + 0.50%), Series 2003-HE1, Class A3, 2.06%, 04/25/33	78,485	74,608
Santander Drive Auto Receivables Trust, Series 2017-3, Class A2, 1.67%, 06/15/20	155,000	154,695
Commercial mortgage-backed securities - 8.0%
Banc of America Commercial Mortgage Trust, Series 2016-UBS10, Class A1, 1.56%, 07/16/49	145,908	143,882
Citigroup Commercial Mortgage Trust,
Series 2017-C4, Class A1, 2.12%, 10/14/50	130,520	128,920
Series 2017-P8, Class A1, 2.07%, 09/16/50	236,087	232,220
COMM Mortgage Trust,
Series 2012-CR3, Class ASB, 2.37%, 10/17/45	80,901	80,358
Series 2013-CR6, Class A2, 2.12%, 03/12/46	10,762	10,756
Series 2014-CR16, Class A1, 1.45%, 04/12/47	26,656	26,581
Series 2014-CR16, Class A2, 3.04%, 04/12/47	160,000	161,045
DBJPM Mortgage Trust, Series 2016-C1, Class A1, 1.68%, 05/12/49	76,164	75,292
GS Mortgage Securities Trust, Series 2014-GC22, Class A1, 1.29%, 06/12/47	50,500	50,241
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A1, 1.90%, 12/17/48	88,804	88,157
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A1, 1.59%, 10/19/48	184,062	180,863
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A2, 2.07%, 04/12/46	90,195	90,178

Wells Fargo Commercial Mortgage Trust,
Series 2015-C27, Class A1, 1.73%, 02/18/48	34,312	34,276
Series 2015-C31, Class A1, 1.68%, 11/18/48	187,583	185,997
Series 2016-C34, Class A1, 1.42%, 06/17/49	120,559	118,531
WFRBS Commercial Mortgage Trust,
Series 2013-C17, Class A1, 1.15%, 12/17/46	83,663	83,468
Series 2013-UBS1, Class A2, 2.93%, 03/16/46	130,000	130,502
Federal agency mortgage-backed obligations - 9.8%
Fannie Mae Pool, Series 1585, Class MA, 2.00%, 09/01/23	212,178	210,584
Fannie Mae REMIC,
(1 Month LIBOR USD + 0.65%), Series 2008-76, Class GF, 2.21%, 09/25/23	4,135	4,137
Series 2011-6, Class BA, 2.75%, 06/25/20	8,873	8,924
Series 2011-88, Class AB, 2.50%, 09/25/26	21,882	21,877
Series 2011-122, Class A, 3.00%, 12/25/25	65,232	65,508
Series 2011-141, Class EA, 1.75%, 07/25/21	73,587	73,082
Series 2011-143, Class AC, 1.75%, 04/25/21	62,182	61,936
Series 2011-143, Class M, 1.75%, 01/25/22	57,544	56,962
Series 2011-145, Class A, 1.75%, 06/25/21	91,490	91,019
Series 2013-136, Class KA, 2.00%, 05/25/25	61,943	61,778
Fannie Mae-Aces,
Series 2013-M4, Class ASQ2, 1.45%, 02/25/18	4,560	4,555
Series 2013-M5, Class ASQ4, 1.92%, 01/25/22	123,573	122,149
Series 2013-M13, Class A, 1.60%, 05/25/18	28,121	28,067
Series 2015-M7, Class ASQ2, 1.55%, 04/25/18	73,441	73,349
Series 2016-M3, Class ASQ1, 1.47%, 02/25/23	125,406	124,317
Series 2016-M7, Class AV1, 1.56%, 10/25/23	198,428	194,244
Freddie Mac Gold Pool, Series 15142, Class G, 3.00%, 07/01/24	199,310	201,051
Freddie Mac REMIC,
Series 2764, Class UE, 5.00%, 10/15/32	8,994	9,028
Series 3768, Class DE, 2.25%, 11/15/28	14,913	14,919
Series 3836, Class MC, 2.00%, 05/15/20	12,624	12,595
Series 3939, Class WB, 3.00%, 10/15/25	208,096	208,561
Series 4083, Class DC, 1.50%, 07/15/27	257,173	247,381
Series 4302, Class AB, 1.75%, 11/15/29	223,240	218,514
Series 4350, Class CA, 2.00%, 10/15/19	5,361	5,361
Series 4383, Class JC, 2.00%, 05/15/23	42,187	42,090
Series 4399, Class A, 2.50%, 07/15/24	17,085	17,076
Series K-007, Class A1, 3.34%, 12/25/19	2,853	2,849
Series K-009, Class A1, 2.76%, 05/25/20	31,886	31,978
Series K-504, Class A1, 1.68%, 10/25/19	18,397	18,368
Total mortgage and asset-backed securities (cost $4,989,116)		4,930,879

U.S. TREASURIES - 13.1%
U.S. Treasury Notes, 1.63%, 04/30/19	3,000,000	2,985,762
Total U.S. Treasuries (cost $2,985,703)		2,985,762
Total investment portfolio (cost $22,648,341) - 98.3%‡		22,433,857
Other assets in excess of liabilities - 1.7%		380,757
Total net assets - 100.0%		$22,814,614

(a) Restricted securities deemed to be liquid for purpose of compliance limitations on holdings of illiquid securities. At January 31, 2017, these securities aggregated $3,979,125 or 17.4% of the net assets of the Fund.

144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

REMIC—Real estate mortgage investment conduit

‡The cost basis of investments for federal income tax purposes at January 31, 2018 was as follows+:
Cost of investments	$22,648,341
Gross unrealized appreciation	6,631
Gross unrealized depreciation	(221,115)
Net unrealized appreciation (depreciation)	$(214,484)

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2017 Annual Report.

Carillon Reams Low Duration Bond Fund

SWAP CONTRACTS
CREDIT DEFAULT SWAPS
Exchange	Reference Entity	Buy/ Sell(b) Protection	Rating of Reference Entity (Moody's/S&P)	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Implied Credit Spread(c)	Notional Value(d)	Value (e)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Intercontinental Exchange	CDX North America High Yield Index Series 29	Sell	B1/B+	Receive	5%/ Quarterly	12/20/2022	2.97%	$250,000	$22,318	$16,200	$6,118
TOTAL SWAP CONTRACTS								$250,000	$22,318	$16,200	$6,118

(b)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(c)Implied credit spreads represent the current level as of January 31, 2018 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread has widened or increased since entry into initial contract and may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit spread markets generally.

(d)The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(e)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Investment Portfolios
(UNAUDITED) | 01.31.2018
CARILLON REAMS CORE BOND FUND
CORPORATE BONDS - 24.0%	Principal Amount	Value
Airlines - 1.8%
American Airlines, Pass Through Trust,
Series 2011-1, Class A, 5.25%, 07/31/22	$263,372	$277,199
Series 2013-1, Class A, 4.00%, 01/15/27	546,539	560,787
Series 2013-2, Class A, 4.95%, 07/15/24	261,708	275,133
Delta Air Lines, Pass Through Trust, Series 2007-1, Class A, 6.82%, 02/10/24	520,599	583,956
Northwest Airlines, Pass Through Trust, Series 2007-1, Class A, 7.03%, 05/01/21	373,019	400,138
Auto manufacturers - 5.1%
Daimler Finance North America LLC,
144A, 1.75%, 10/30/19 (a)	675,000	665,501
144A, 2.30%, 01/06/20 (a)	880,000	874,588
Ford Motor Credit Co. LLC,
2.55%, 10/05/18	555,000	556,908
2.88%, 10/01/18	2,045,000	2,055,381
Toyota Motor Credit Corp., (3 Month LIBOR USD + 0.15%), 1.82%, 12/24/18	2,000,000	2,001,347
Banks - 7.1%
Bank of America Corp., 3.50%, 04/19/26	595,000	599,124
Bank of America NA, 2.05%, 12/07/18	390,000	389,741
Capital One NA, 2.35%, 08/17/18	390,000	390,506
Citigroup, Inc., 2.15%, 07/30/18	595,000	595,314
JPMorgan Chase & Co.,
(3 Month LIBOR USD + 0.55%), 2.09%, 03/09/21	1,880,000	1,890,039
2.55%, 03/01/21	540,000	536,985
2.75%, 06/23/20	470,000	471,626
JPMorgan Chase Bank NA, (3 Month LIBOR USD + 0.29%), 2.06%, 02/01/21	970,000	970,980
UBS AG, 144A, 2.45%, 12/01/20 (a)	415,000	411,468
Wells Fargo & Co.,
2.60%, 07/22/20	795,000	794,110
(3 Month LIBOR USD + 1.23%), 3.00%, 10/31/23	1,475,000	1,520,535
Chemicals - 0.3%
The Sherwin-Williams Co., 2.25%, 05/15/20	415,000	411,105
Consumer finance - 1.8%
American Express Co., 2.20%, 10/30/20	665,000	655,885
American Express Credit Corp.,
1.70%, 10/30/19	750,000	740,364
1.88%, 05/03/19	95,000	94,423
2.60%, 09/14/20	705,000	705,763
Diversified telecommunication services - 1.3%
AT&T, Inc.,
3.40%, 08/14/24	965,000	964,994
3.80%, 03/01/24	280,000	282,761
4.25%, 03/01/27	245,000	249,322
Health care equipment & supplies - 0.6%
Abbott Laboratories, 2.35%, 11/22/19	665,000	663,097
Hotels, restaurants & leisure - 0.3%
McDonald's Corp., 2.10%, 12/07/18	405,000	404,928
Insurance - 2.8%
American International Group, Inc., 6.40%, 12/15/20	535,000	588,026
MassMutual Global Funding II, 144A, 1.95%, 09/22/20 (a)	1,075,000	1,056,565
Metropolitan Life Global Funding I, 144A, 1.35%, 09/14/18 (a)	1,335,000	1,328,014
Reliance Standard Life Global Funding II, 144A, 2.50%, 01/15/20 (a)	385,000	383,231

Oil & gas - 0.5%
ConocoPhillips Co., 3.35%, 05/15/25	595,000	599,905
Tobacco - 0.7%
Philip Morris International, Inc., 2.00%, 02/21/20	850,000	841,316
Transportation - 1.7%
Burlington Northern and Santa Fe Railway Co., Pass Through Trust,
Series 2001-2, 6.46%, 01/15/21	121,147	126,901
Series 2004-1, 4.58%, 01/15/21	246,473	251,970
CSX Transportation, Inc., 6.25%, 01/15/23	246,803	276,543
Union Pacific Railroad Co., Pass Through Trust,
Series 2004, 5.40%, 07/02/25	291,454	302,414
Series 2005, 5.08%, 01/02/29	561,887	604,390
Series 2006, 5.87%, 07/02/30	457,993	511,965
Total corporate bonds (cost $28,672,798)		28,865,248

MORTGAGE AND ASSET-BACKED SECURITIES - 37.7%
Asset-backed securities - 1.1%
Hertz Vehicle Financing II LP, Series 2015-2A, Class A, 144A, 2.02%, 09/25/19 (a)	1,155,000	1,152,097
Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A2A, 1.11%, 03/15/19	201,838	201,744
Commercial mortgage-backed securities - 3.1%
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48	800,000	824,705
COMM Mortagage Trust, Series 2013-CCRE9, Class ASB, 3.83%, 07/12/45	630,000	649,405
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class A4, 3.38%, 05/12/45	901,199	913,966
Series 2013-GCJ14, Class AAB, 3.82%, 08/10/46	355,000	365,900
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3, 3.21%, 10/19/48	955,000	943,321
Federal agency mortgage-backed obligations - 33.5%
Fannie Mae Pool,
Series 1313, Class MA, 2.00%, 01/01/23	365,534	362,800
Series 1671, Class AM, 2.10%, 12/01/27	1,034,259	980,901
Series 2182, Class AM, 2.16%, 01/01/23	1,305,310	1,267,790
Series 2822, Class AB, 2.50%, 03/01/26	280,348	279,182
Series 4328, Class AA, 4.00%, 04/01/24	187,047	193,239
Series 6090, Class AB, 2.50%, 09/01/22	375,650	374,329
Series 8539, Class AL, 4.50%, 01/01/27	87,023	87,781
Series 8744, Class AB, 2.00%, 03/01/23	152,752	151,606
Series 8874, Class AB, 2.00%, 04/01/23	151,146	150,012
Series 9180, Class AB, 2.00%, 05/01/23	437,655	434,368
Series 9550, Class AL, 2.50%, 07/01/25	450,270	448,678
Series 386320, 4.55%, 10/01/33	864,942	864,691
Series 465468, 3.33%, 07/01/20	371,403	375,755
Series 468763, 3.17%, 08/01/18	1,368,753	1,367,850
TBA, 2.50%, 03/15/48	1,155,000	1,088,181
TBA, 3.00%, 03/15/48	12,985,000	12,708,301
TBA, 3.50%, 03/15/48	5,990,000	6,036,095
Fannie Mae REMIC, Series 2008-76, Class GF, (1 Month LIBOR USD + 0.65%), 2.21%, 09/25/23	21,187	21,198
Fannie Mae-Aces,
Series 2013-M14, Class A, 1.70%, 08/25/18	1,056,831	1,053,957
Series 2014-M1, Class A1, VR, 2.33%, 07/25/23	150,835	150,824
Series 2014-M13, Class AB2, VR, 2.95%, 08/25/24	350,561	345,759
Series 2015-M11, Class A1, 2.10%, 04/25/25	570,882	562,427
Series 2015-M7, Class ASQ2, 1.55%, 04/25/18	182,934	182,705
Series 2016-M2, Class ABV2, 2.13%, 01/25/23	723,418	702,904
Series 2016-M3, Class ASQ2, 2.26%, 02/25/23	1,080,000	1,056,422
Series 2016-M6, Class AB2, 2.40%, 05/25/26	1,005,000	943,468
Series 2016-M7, Class AV2, 2.16%, 10/25/23	2,495,000	2,407,490

Freddie Mac Gold Pool,
Series 14074, Class G, 4.50%, 08/01/18	106,470	107,488
Series 14075, Class G, 4.50%, 08/01/18	167,367	168,968
Series 14660, Class G, 2.00%, 01/01/28	1,162,389	1,128,885
Series 15226, Class G, 4.50%, 08/01/20	917,067	925,841
Freddie Mac REMIC,
Series 3609, Class LA, 4.00%, 12/15/24	40,225	40,504
Series 4233, Class MD, 1.75%, 03/15/25	135,196	134,757
Series K-F17, Class A, (1 Month LIBOR USD + 0.55%), 1.92%, 03/25/23	1,162,730	1,167,466
Ginnie Mae I Pool,
Series 0091, Class AD, 2.73%, 06/15/32	1,413,035	1,344,531
Series 2583, Class AB, 2.14%, 08/15/23	679,854	656,176
Total mortgage and asset-backed securities (cost $44,552,695)		45,324,467

U.S. TREASURIES - 48.7%
United States Treasury Bond, 2.75%, 08/15/47	10,970,000	10,546,198
United States Treasury Notes,
0.75%, 02/28/18	1,615,000	1,614,241
1.25%, 10/31/21	13,725,000	13,155,627
1.38%, 09/30/20	7,665,000	7,489,543
1.63%, 10/31/23	10,510,000	9,971,773
2.00%, 01/31/20	2,710,000	2,701,955
2.25%, 11/15/27	13,505,000	12,962,162
Total U.S. Treasuries (cost $60,212,381)		58,441,499
Total investment portfolio (cost $133,437,874) - 110.4%‡		132,631,214
Liabilities in excess of other assets - (10.4)%		(12,522,768)
Total net assets - 100.0%		$120,108,446

(a) Restricted securities deemed to be liquid for purpose of compliance limitations on holdings of illiquid securities. At January 31, 2017, these securities aggregated $ 5,871,464 or 4.9% of the net assets of the Fund.

144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

TBA - To-be-announced security. Securities are being used in dollar roll transactions.
VR - Variable rate security. Interest rate adjusts periodically based on changes in current interest rates. Rate shown is the rate in effect at period end.
REMIC - Real estate mortgage investment conduit

‡The cost basis of investments for federal income tax purposes at January 31, 2018 was as follows+:
Cost of investments	$133,437,874
Gross unrealized appreciation	322,834
Gross unrealized depreciation	(1,129,494)
Net unrealized appreciation (depreciation)	$(806,660)

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2017 Annual Report.

Investment Portfolios
(UNAUDITED) | 01.31.2018
CARILLON REAMS CORE PLUS BOND FUND
CORPORATE BONDS - 22.7%	Principal Amount	Value
Airlines - 1.3%
American Airlines, Pass Through Trust,
Series 2011-1, Class A, 5.25%, 07/31/22	$926,504	$975,146
Series 2013-1, Class A, 4.00%, 01/15/27	108,533	111,362
Series 2013-2, Class A, 4.95%, 07/15/24	1,406,242	1,478,382
Delta Air Lines, Pass Through Trust, Series 2007-1, Class A, 6.82%, 02/10/24	818,430	918,033
Northwest Airlines, Pass Through Trust, Series 2007-1, Class A, 7.03%, 05/01/21	2,591,675	2,780,090
US Airways, Pass Through Trust,
Series 2011-1A, Class A, 7.13%, 04/22/25	859,002	973,335
Series 2012-1A, Class A, 5.90%, 04/01/26	2,035,201	2,234,447
Auto manufacturers - 4.0%
Daimler Finance North America LLC,
144A, 1.75%, 10/30/19 (a)	1,780,000	1,754,952
144A, 2.00%, 08/03/18 (a)	4,350,000	4,348,941
144A, 2.30%, 01/06/20 (a)	4,830,000	4,800,295
Ford Motor Credit Co. LLC,
2.55%, 10/05/18	2,800,000	2,809,624
5.00%, 05/15/18	6,170,000	6,220,494
Toyota Motor Credit Corp., (3 Month LIBOR USD + 0.15%), 1.82%, 12/24/18	9,770,000	9,776,581
Banks - 8.3%
Bank of America Corp., 3.50%, 04/19/26	3,060,000	3,081,209
Bank of America NA,
1.75%, 06/05/18	5,305,000	5,302,432
2.05%, 12/07/18	1,490,000	1,489,012
Capital One NA, 2.35%, 08/17/18	2,870,000	2,873,721
Citigroup, Inc.,
1.80%, 02/05/18	5,355,000	5,354,914
2.15%, 07/30/18	3,440,000	3,441,817
JPMorgan Chase & Co.,
(3 Month LIBOR USD + 0.55%), 2.09%, 03/09/21	7,145,000	7,183,154
2.55%, 03/01/21	2,835,000	2,819,168
2.75%, 06/23/20	2,445,000	2,453,461
3.25%, 09/23/22	1,780,000	1,797,310
JPMorgan Chase Bank NA, (3 Month LIBOR USD + 0.29%), 2.06%, 02/01/21	6,095,000	6,101,156
UBS AG,
1.80%, 03/26/18	6,620,000	6,620,404
144A, 2.45%, 12/01/20 (a)	2,600,000	2,577,872
Wells Fargo & Co.,
2.60%, 07/22/20	3,877,000	3,872,658
(3 Month LIBOR USD + 1.23%), 3.00%, 10/31/23	6,390,000	6,587,268
Chemicals - 0.3%
The Sherwin-Williams Co., 2.25%, 05/15/20	1,950,000	1,931,697
Consumer finance - 1.9%
Ally Financial, Inc., 3.25%, 11/05/18	2,440,000	2,446,100
American Express Co., 2.20%, 10/30/20	3,230,000	3,185,728
American Express Credit Corp.,
1.70%, 10/30/19	3,520,000	3,474,776
1.88%, 05/03/19	1,920,000	1,908,322
2.60%, 09/14/20	2,915,000	2,918,155
Diversified telecommunication services - 1.1%
AT&T, Inc.,
3.40%, 08/14/24	4,770,000	4,769,973
3.80%, 03/01/24	1,445,000	1,459,247
4.25%, 03/01/27	2,170,000	2,208,280
Health care equipment & supplies - 0.4%
Abbott Laboratories, 2.35%, 11/22/19	2,900,000	2,891,703

Health care providers & services - 0.3%
UnitedHealth Group, Inc., 1.90%, 07/16/18	2,475,000	2,474,793
Hotels, restaurants & leisure - 0.3%
McDonald's Corp., 2.10%, 12/07/18	2,090,000	2,089,630
Insurance - 3.6%
American International Group, Inc., 6.40%, 12/15/20	3,175,000	3,489,686
MassMutual Global Funding II, 144A, 1.95%, 09/22/20 (a)	5,920,000	5,818,478
Metropolitan Life Global Funding I, 144A, 1.35%, 09/14/18 (a)	7,520,000	7,480,649
New York Life Global Funding, (3 Month LIBOR USD + 0.12%), 144A, 1.83%, 04/12/19 (a)	7,720,000	7,724,769
Reliance Standard Life Global Funding II, 144A, 2.50%, 01/15/20 (a)	2,050,000	2,040,584
Oil, gas & consumable fuels - 0.3%
Energy Transfer LP, 4.05%, 03/15/25	2,205,000	2,195,415
Tobacco - 0.8%
Philip Morris International, Inc., 2.00%, 02/21/20	6,130,000	6,067,371
Transportation - 0.1%
Burlington Northern and Santa Fe Railway Co., Pass Through Trust,
Series 2001-2, 6.46%, 01/15/21	377,527	395,459
Series 2005-4, 4.97%, 04/01/23	429,107	460,443
Total corporate bonds (cost $167,122,551)		168,168,496

MORTGAGE AND ASSET-BACKED SECURITIES - 31.8%
Asset-backed securities - 0.9%
Hertz Vehicle Financing II LP, Series 2015-2A, Class A, 144A, 2.02%, 09/25/19 (a)	4,165,000	4,154,529
Home Equity Loan Trust,
(1 Month LIBOR USD + 0.28%), Series 2003-HS3, Class A2A, 1.84%, 08/25/33	15,943	15,924
Series 2006-HSA2, Class AI3, VR, 5.55%, 11/25/27	394,358	219,996
Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A2A, 1.11%, 03/15/19	1,022,174	1,021,699
RFMSII Trust, Series 2006-HSA1, Class A4, SB, 5.99%, 02/25/36	905,958	877,654
Commercial mortgage-backed securities - 2.8%
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48	5,600,000	5,772,933
COMM Mortgage Trust, Series 2013-CCRE9, Class ASB, 3.83%, 07/12/45	4,000,000	4,123,209
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class A4, 3.38%, 05/12/45	4,785,844	4,853,640
Series 2013-GC14, Class AAB, 3.82%, 08/10/46	2,235,000	2,303,627
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3, 3.21%, 10/19/48	4,075,000	4,025,166
Federal agency mortgage-backed obligations - 28.1%
Fannie Mae Pool,
Series 1313, Class MA, 2.00%, 01/01/23	1,591,583	1,579,678
Series 1500, Class MA, 2.00%, 07/01/23	1,361,862	1,351,637
Series 1671, Class AM, 2.10%, 12/01/27	2,003,876	1,900,496
Series 2182, Class AM, 2.16%, 01/01/23	6,688,034	6,495,789
Series 2822, Class AB, 2.50%, 03/01/26	584,629	582,196
Series 4328, Class AA, 4.00%, 04/01/24	558,915	577,416
Series 6090, Class AB, 2.50%, 09/01/22	1,792,683	1,786,380
Series 8539, Class AL, 4.50%, 01/01/27	383,792	387,138
Series 8744, Class AB, 2.00%, 03/01/23	671,017	665,982
Series 8874, Class AB, 2.00%, 04/01/23	663,652	658,672
Series 9180, Class AB, 2.00%, 05/01/23	2,045,265	2,029,906
Series 9550, Class AL, 2.50%, 07/01/25	2,128,875	2,121,350
Series 465468, 3.33%, 07/01/20	791,442	800,716
Series 466284, 3.33%, 10/01/20	3,294,972	3,356,615
Series 466319, 3.23%, 11/01/20	3,201,402	3,254,094
Series 468763, 3.17%, 08/01/18	5,055,914	5,052,579
TBA, 2.50%, 03/15/48	7,590,000	7,150,906
TBA, 3.00%, 03/15/48	76,930,000	75,290,692
TBA, 3.50%, 03/15/48	31,800,000	32,044,711

Fannie Mae-Aces,
Series 2013-M14, Class A, 1.70%, 08/25/18	2,401,889	2,395,357
Series 2014-M1, Class A1, VR, 2.33%, 07/25/23	366,456	366,429
Series 2014-M13, Class AB2, VR, 2.95%, 08/25/24	1,733,328	1,709,586
Series 2015-M7, Class ASQ2, 1.55%, 04/25/18	508,743	508,107
Series 2015-M11, Class A1, 2.10%, 04/25/25	1,865,609	1,837,978
Series 2016-M2, Class ABV2, 2.13%, 01/25/23	2,831,536	2,751,244
Series 2016-M3, Class ASQ2, 2.26%, 02/25/23	4,145,000	4,054,508
Series 2016-M6, Class AB2, 2.40%, 05/25/26	4,655,000	4,369,992
Series 2016-M7, Class AV2, 2.16%, 10/25/23	9,610,000	9,272,938
Freddie Mac Gold Pool,
Series 14074, Class G, 4.50%, 08/01/18	467,289	471,760
Series 14075, Class G, 4.50%, 08/01/18	734,281	741,307
Series 14660, Class G, 2.00%, 01/01/28	6,217,250	6,038,051
Series 15226, Class G, 4.50%, 08/01/20	4,041,832	4,080,501
Freddie Mac REMIC,
(1 Month LIBOR USD + 0.67%), Series K-F15, Class A, 2.23%, 02/25/23	8,133,280	8,177,851
(1 Month LIBOR USD + 0.55%), Series K-F17, Class A, 2.11%, 03/25/23	4,350,548	4,368,267
Series 3609, Class LA, 4.00%, 12/15/24	190,068	191,384
Series 4233, Class MD, 1.75%, 03/15/25	399,460	398,165
Ginnie Mae I Pool,
Series 0091, Class AD, 2.73%, 06/15/32	7,765,651	7,389,173
Series 2583, Class AB, 2.14%, 08/15/23	1,759,944	1,698,648
Total mortgage and asset-backed securities (cost $237,544,955)		235,276,576

U.S. TREASURIES - 58.0%
U.S. Treasury Notes,
0.75%, 02/28/18	17,200,000	17,191,916
1.25%, 10/31/21	103,045,000	98,770,242
1.38%, 09/30/20	38,575,000	37,691,994
1.63%, 10/31/23	104,485,000	99,134,225
2.00%, 01/31/20	14,610,000	14,566,627
2.25%, 11/15/27	101,905,000	97,808,897
2.75%, 08/15/47	67,465,000	64,858,637
Total U.S. Treasuries (cost $435,060,355)		430,022,538
Total investment portfolio (cost $839,727,861) - 112.5%‡		833,467,610
Liabilities in excess of other assets - (12.5)%		(92,891,852)
Total net assets - 100.0%		$740,575,758

(a) Restricted securities deemed to be liquid for purpose of compliance limitations on holdings of illiquid securities. At January 31, 2017, these securities aggregated $40,701,069 or 5.5% of the net assets of the Fund.

144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

TBA - To-be-announced security. Securities are being used in dollar roll transactions.
VR - Variable rate security. Interest rate adjusts periodically based on changes in current interest rates. Rate shown is the rate in effect at period end.
REMIC—Real estate mortgage investment conduit
SB - Step bond. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown is the rate in effect as of January 31, 2018.

‡The cost basis of investments for federal income tax purposes at January 31, 2017 was as follows+:
Cost of investments	$839,727,861
Gross unrealized appreciation	2,224,267
Gross unrealized depreciation	(8,484,518)
Net unrealized appreciation (depreciation)	$(6,260,251)

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2017 Annual Report.

FUTURES CONTRACTS
Description	Expiration Date	Number of Contracts Long (Short)	Notional Value at Trade Date	Notional Value at January 31, 2018	Fair Value/ Unrealized Appreciation (Depreciation)
Euro-Bond Futures^	March 2018	(540)	$(109,280,811)	$(106,479,440)	$2,801,371
TOTAL FUTURES CONTRACTS			$(109,280,811)	$(106,479,440)	$2,801,371

^ Contracts are denominated in Euro. Notional amount, notional value and unrealized appreciation (depreciation) have been translated into U.S. Dollars as of January 31, 2018.

There is $63,195 of variation margin due from the broker to the Fund as of January 31, 2018.

Investment Portfolios
(UNAUDITED) | 01.31.2018
CARILLON REAMS UNCONSTRAINED BOND FUND
CORPORATE BONDS - 25.1%	Principal Amount	Value
Airlines - 1.1%
American Airlines, Pass Through Trust, Series 2013-2, Class A, 4.95%, 07/15/24	$2,219,281	$2,333,130
Continental Airlines, Pass Through Trust, Series 2007-1, Class A, 5.98%, 10/19/23	1,811,742	1,963,748
Northwest Airlines, Pass Through Trust, Series 2007-1, Class A, 7.03%, 05/01/21	3,425,293	3,674,311
US Airways, Pass Through Trust,
Series 2010-1A, Class A, 6.25%, 10/22/24	5,092,132	5,586,578
Series 2012-1A, Class A, 5.90%, 04/01/26	2,809,304	3,084,335
Auto manufacturers - 4.9%
Daimler Finance North America LLC,
144A, 1.75%, 10/30/19 (a)	5,150,000	5,077,529
144A, 2.00%, 08/03/18 (a)	5,945,000	5,943,552
144A, 2.30%, 01/06/20 (a)	8,650,000	8,596,803
Ford Motor Credit Co. LLC,
2.43%, 06/12/20	8,440,000	8,342,535
2.55%, 10/05/18	5,690,000	5,709,558
2.88%, 10/01/18	15,510,000	15,588,734
2.94%, 01/08/19	8,500,000	8,546,434
Toyota Motor Credit Corp., (3 Month LIBOR USD + 0.15%), 1.82%, 12/24/18	18,750,000	18,762,630
Banks - 9.0%
Bank of America Corp., 2.60%, 01/15/19	6,625,000	6,653,425
Bank of America NA,
1.65%, 03/26/18	6,905,000	6,905,000
1.75%, 06/05/18	7,415,000	7,411,410
2.05%, 12/07/18	2,635,000	2,633,253
Capital One NA, 2.35%, 08/17/18	3,800,000	3,804,927
Citigroup, Inc.,
1.80%, 02/05/18	9,850,000	9,849,842
(3 Month LIBOR USD + 0.95%), 2.69%, 07/24/23	11,970,000	12,138,228
Credit Suisse AG, 1.70%, 04/27/18	8,500,000	8,498,215
JPMorgan Chase & Co.,
(3 Month LIBOR USD + 0.55%), 2.09%, 03/09/21	24,075,000	24,203,561
2.75%, 06/23/20	5,485,000	5,503,980
JPMorgan Chase Bank NA, (3 Month LIBOR USD + 0.29%), 2.06%, 02/01/21	16,690,000	16,706,857
UBS AG,
1.80%, 03/26/18	10,900,000	10,900,664
144A, 2.45%, 12/01/20 (a)	5,755,000	5,706,019
Wells Fargo & Co.,
2.55%, 12/07/20	6,005,000	5,979,203
(3 Month LIBOR USD + 1.23%), 3.00%, 10/31/23	13,305,000	13,715,745
Capital markets - 0.2%
The Goldman Sachs Group, Inc., 2.75%, 09/15/20	2,750,000	2,750,160
Chemicals - 0.2%
The Sherwin-Williams Co., 2.25%, 05/15/20	3,895,000	3,858,440

Consumer finance - 1.8%
Ally Financial, Inc., 3.25%, 11/05/18	9,325,000	9,348,313
American Express Co., 2.20%, 10/30/20	6,450,000	6,361,592
American Express Credit Corp.,
1.70%, 10/30/19	5,500,000	5,429,337
2.60%, 09/14/20	6,435,000	6,441,966
Diversified financial services - 0.8%
AIG Global Funding,
144A, 1.95%, 10/18/19 (a)	8,255,000	8,160,522
(3 Month LIBOR USD + 0.48%), 144A, 2.17%, 07/02/20 (a)	4,770,000	4,778,287
Diversified telecommunication services - 0.5%
AT&T, Inc., 3.40%, 08/14/24	8,340,000	8,339,953
Health care equipment & supplies - 1.2%
Abbott Laboratories, 2.35%, 11/22/19	7,075,000	7,054,758
Becton, Dickinson and Co.,
2.13%, 06/06/19	4,855,000	4,824,350
2.40%, 06/05/20	6,700,000	6,631,121
Health care providers & services - 0.4%
UnitedHealth Group, Inc., 1.90%, 07/16/18	6,500,000	6,499,456
Insurance - 2.9%
MassMutual Global Funding II, 144A, 1.95%, 09/22/20 (a)	12,055,000	11,848,268
Metropolitan Life Global Funding I, 144A, 1.35%, 09/14/18 (a)	14,300,000	14,225,171
New York Life Global Funding, (3 Month LIBOR USD + 0.12%), 144A, 1.83%, 04/12/19 (a)	14,175,000	14,183,756
Reliance Standard Life Global Funding II, 144A, 2.50%, 01/15/20 (a)	4,550,000	4,529,101
Machinery - Construction & Mining - 1.1%
Caterpillar Financial Services Corp., (3 Month LIBOR USD + 0.18%), 1.69%, 12/06/18	17,925,000	17,941,097
Oil, gas & consumable fuels - 0.4%
Energy Transfer LP, 4.05%, 03/15/25	6,392,000	6,364,215
Tobacco - 0.6%
Philip Morris International, Inc., 2.00%, 02/21/20	8,800,000	8,710,092
Total corporate bonds (cost $390,469,280)		392,100,161

MORTGAGE AND ASSET-BACKED SECURITIES - 7.1%
Asset backed securities - 2.4%
Bank of The West Auto Trust,
144A, Series 2015-1, Class A3, 1.31%, 10/15/19 (a)	998,027	997,356
144A, Series 2017-1, Class A2, 1.78%, 02/15/21 (a)	14,815,000	14,763,934
Countrywide Asset-Backed Certificates, Series 2006-S10, Class A3, (1 Month LIBOR USD + 0.32%), 1.88%, 10/25/36	1,627,534	1,536,487
Hertz Vehicle Financing II LP, Series 2015-2A, Class A, 144A, 2.02%, 09/25/19 (a)	9,455,000	9,431,230
Home Equity Loan Trust,
Series 2003-HS3, Class A2A, (1 Month LIBOR USD + 0.28%), 1.84%, 08/25/33	1,015	1,014
Series 2006-HSA2, Class AI3, VR, 5.55%, 11/25/27	3,986,074	2,223,664
Hyundai Auto Receivables Trust, Series 2016-B, Class A2, 1.12%, 10/15/19	8,028,989	8,008,201
SunTrust Auto Receivables Trust, 144A, Series 2015-1A, Class A3, 1.42%, 09/16/19 (a)	481,119	480,967
Commercial mortgage-backed securities - 0.3%
GS Mortgage Securities Trust, Series 2013-GC14, Class AAB, 3.82%, 08/10/46	4,750,000	4,895,850
Federal agency mortgage-backed obligations - 4.4%
Fannie Mae Pool,
(1 Month LIBOR USD + 0.24%), Series 7028, Class AM, 1.80%, 10/01/19	16,465,000	16,463,738
TBA, 3.00%, 03/15/48	24,575,000	24,051,329
Fannie Mae-Aces,
Series 2014-M1, Class A1, VR, 2.33%, 07/25/23	1,384,718	1,384,617
Series 2013-M9, Class ASQ2, 1.82%, 06/25/18	5,233,049	5,225,269
Freddie Mac REMIC,
(1 Month LIBOR USD + 0.67%), Series K-F15, Class A, 2.23%, 02/25/23	15,642,167	15,727,887
(1 Month LIBOR USD + 0.55%), Series K-F17, Class A, 2.11%, 03/25/23	5,765,203	5,788,684
Total mortgage and asset-backed securities (cost $111,428,822)		110,980,227

U.S. TREASURIES - 64.9%
U.S. Treasury Notes,
0.75%, 04/30/18	54,750,000	54,656,791
0.88%, 03/31/18	32,615,000	32,587,561
1.25%, 10/31/21	390,690,000	374,482,467
1.50%, 10/31/19	64,940,000	64,255,086
1.88%, 02/28/22	31,265,000	30,562,759
2.00%, 12/31/21	157,705,000	155,154,614
2.25%, 08/15/27	53,975,000	51,849,734
2.25%, 11/15/27	262,165,000	251,627,196
Total U.S. Treasuries (cost $1,029,997,406)		1,015,176,208
Total investment portfolio (cost $1,531,895,508) - 97.1%‡		1,518,256,596
Other assets in excess of liabilities - 2.9%		45,027,027
Total net assets - 100.0%		$1,563,283,623

(a) Security is fair valued as determined in good faith in accordance with the Pricing and Valuation Procedures approved by the Board of Trustees. The security is also illiquid and may not be sold by the Fund. As of January 31, 2018, the total market value of fair valued and illiquid securities held by the Fund is $108,722,495, representing 7.0% of the Fund's net assets.

144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

TBA - To-be-announced security. Securities are being used in dollar roll transactions.
VR - Variable rate security. Interest rate adjusts periodically based on changes in current interest rates. Rate shown is the rate in effect at period end.
REMIC - Real estate mortgage investment conduit

‡The cost basis of investments for federal income tax purposes at January 31, 2018 was as follows+:
Cost of investments	$1,531,895,508
Gross unrealized appreciation	3,254,195
Gross unrealized depreciation	(16,893,107)
Net unrealized appreciation (depreciation)	$(13,638,912)

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2017 Annual Report.

FUTURES CONTRACTS
Description	Expiration Date	Number of Contracts Long (Short)	Notional Value at Trade Date	Notional Value at January 31, 2018	Fair Value/ Unrealized Appreciation (Depreciation)
Euro-Bond Futures^	March 2018	(1,830)	$(369,120,545)	$(360,846,990)	$8,273,555
TOTAL FUTURES CONTRACTS			$(369,120,545)	$(360,846,990)	$8,273,555

^ Contracts are denominated in Euro. Notional amount, notional value and unrealized appreciation (depreciation) have been translated into U.S. Dollars as of January 31, 2018.

There is $207,093 of variation margin due from the broker to the Fund as of January 31, 2018.

Investment Portfolios
(UNAUDITED) | 01.31.2018
CARILLON EAGLE MID CAP GROWTH FUND
COMMON STOCKS - 97.8%	Shares	Value
Aerospace & defense - 1.9%
Harris Corp.	173,486	$27,650,199
Hexcel Corp.	453,953	31,027,688
Air freight & logistics - 0.9%
C.H. Robinson Worldwide, Inc.	297,606	27,219,045
Airlines - 1.7%
Delta Air Lines, Inc.	437,124	24,815,530
Southwest Airlines Co.	426,859	25,953,027
Auto components - 0.7%
Aptiv PLC	239,205	22,695,770
Banks - 2.0%
Synovus Financial Corp.	594,868	29,975,398
Western Alliance Bancorp*	546,654	32,066,724
Beverages - 2.9%
Constellation Brands, Inc., Class A	160,496	35,224,057
Monster Beverage Corp.*	773,362	52,766,489
Biotechnology - 1.4%
BioMarin Pharmaceutical, Inc.*	256,719	23,163,755
Incyte Corp.*	200,185	18,074,704
Building products - 2.6%
A.O. Smith Corp.	427,529	28,550,387
Allegion PLC	262,874	22,636,080
Fortune Brands Home & Security, Inc.	373,950	26,524,273
Capital markets - 3.9%
Ameriprise Financial, Inc.	339,792	57,322,910
MarketAxess Holdings, Inc.	154,591	30,332,300
Moody's Corp.	199,653	32,301,859
Chemicals - 2.0%
Huntsman Corp.	831,963	28,760,961
The Sherwin-Williams Co.	74,686	31,152,277
Commercial services & supplies - 2.4%
Waste Connections, Inc.	1,005,407	72,208,331
Construction materials - 1.5%
Martin Marietta Materials, Inc.	202,571	46,220,625
Containers & packaging - 0.9%
Ball Corp.	677,543	25,936,346
Distributors - 1.1%
Pool Corp.	254,445	34,411,142
Diversified telecommunication services - 0.8%
Zayo Group Holdings, Inc.*	701,006	25,726,920
Electrical equipment - 0.6%
Acuity Brands, Inc.	125,728	19,417,432

Electronic equipment, instruments & components - 6.0%
Amphenol Corp., Class A	311,119	28,862,510
Coherent, Inc.*	215,787	56,001,042
FLIR Systems, Inc.	504,307	25,825,562
IPG Photonics Corp.*	154,939	39,036,881
Keysight Technologies, Inc.*	679,085	31,726,851
Equity real estate investment trusts (REITs) - 2.5%
Crown Castle International Corp.	235,644	26,573,574
SBA Communications Corp.*	278,032	48,516,584
Food products - 0.8%
The Hain Celestial Group, Inc.*	650,713	24,818,194
Health care equipment & supplies - 7.8%
ABIOMED, Inc.*	157,576	37,030,360
Align Technology, Inc.*	295,600	77,447,200
Edwards Lifesciences Corp.*	346,414	43,849,084
IDEXX Laboratories, Inc.*	248,386	46,458,118
Intuitive Surgical, Inc.*	73,987	31,937,968
Health care providers & services - 1.9%
Centene Corp.*	265,568	28,479,512
Cigna Corp.	139,294	29,021,905
Hotels, restaurants & leisure - 5.5%
ILG, Inc.	1,004,300	31,545,063
MGM Resorts International	1,188,865	43,334,129
Royal Caribbean Cruises Ltd.	440,480	58,826,104
Vail Resorts, Inc.	149,783	32,736,573
Household durables - 1.8%
Lennar Corp., Class A	874,030	54,766,720
Insurance - 1.7%
The Progressive Corp.	935,040	50,585,664
Internet & direct marketing retail - 2.0%
Liberty Interactive Corp. QVC Group, Class A*	2,188,989	61,488,701
IT services - 3.2%
DXC Technology Co.	263,593	26,240,683
Square, Inc., Class A*	899,596	42,200,048
Worldpay, Inc., Class A*	363,285	29,175,418
Leisure products - 0.8%
Brunswick Corp.	374,137	23,488,321
Life sciences tools & services - 2.8%
Charles River Laboratories International, Inc.*	250,242	26,385,517
Illumina, Inc.*	181,186	42,151,111
Mettler-Toledo International, Inc.*	26,155	17,661,425
Machinery - 1.2%
WABCO Holdings, Inc.*	241,506	37,286,111

Media - 3.1%
Lions Gate Entertainment Corp., Class A*	598,052	20,238,080
Lions Gate Entertainment Corp., Class B*	310,166	9,925,312
Sirius XM Holdings, Inc.	10,334,924	63,146,385
Multiline retail - 1.1%
Dollar Tree, Inc.*	289,519	33,294,685
Oil, gas & consumable fuels - 2.4%
Diamondback Energy, Inc.*	346,852	43,529,926
RSP Permian, Inc.*	715,588	28,394,532
Pharmaceuticals - 1.5%
Zoetis, Inc.	579,430	44,459,664
Professional services - 2.9%
IHS Markit Ltd.*	697,925	33,311,960
TransUnion*	902,252	53,557,679
Road & rail - 1.1%
Old Dominion Freight Line, Inc.	224,122	32,822,667
Semiconductors & semiconductor equipment - 6.5%
Advanced Micro Devices, Inc.*	2,616,141	35,945,777
Maxim Integrated Products, Inc.	391,290	23,868,690
Microchip Technology, Inc.	429,795	40,925,080
Micron Technology, Inc.*	526,584	23,022,253
Microsemi Corp.*	445,981	27,557,166
NVIDIA Corp.	190,820	46,903,556
Software - 9.7%
Autodesk, Inc.*	270,054	31,223,644
Electronic Arts, Inc.*	439,466	55,794,603
PTC, Inc.*	379,433	27,577,190
ServiceNow, Inc.*	210,147	31,284,584
Splunk, Inc.*	411,964	38,053,115
Synopsys, Inc.*	314,229	29,100,748
Tableau Software, Inc., Class A*	346,205	26,592,006
The Ultimate Software Group, Inc.*	112,906	26,294,678
Tyler Technologies, Inc.*	145,615	29,342,879
Specialty retail - 1.9%
Burlington Stores, Inc.*	481,918	58,654,240
Technology hardware, storage & peripherals - 1.0%
Seagate Technology PLC	563,392	31,099,238
Trading companies & distributors - 1.3%
United Rentals, Inc.*	217,341	39,362,628
Total common stocks (cost $2,057,502,264)		2,970,874,127
Total investment portfolio (cost $2,057,502,264) - 97.8%‡		2,970,874,127
Other assets in excess of liabilities - 2.2%		65,605,328
Total net assets - 100.0%		$3,036,479,455

* Non-income producing security

‡The cost basis of investments for federal income tax purposes at January 31, 2018 was as follows+:
Cost of investments	$2,057,502,264
Gross unrealized appreciation	921,006,194
Gross unrealized depreciation	(7,634,331)
Net unrealized appreciation (depreciation)	$913,371,863

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2017 Annual Report.

Sector allocation
Sector	Percent of net assets
Information technology	26.5%
Consumer discretionary	18.1%
Industrials	16.5%
Health care	15.3%
Financials	7.7%
Materials	4.3%
Consumer staples	3.7%
Real estate	2.5%
Energy	2.4%
Telecommunication services	0.8%

Investment Portfolios
(UNAUDITED) | 01.31.2018
CARILLON SCOUT MID CAP FUND
COMMON STOCKS - 98.2%	Shares	Value
Aerospace & defense - 5.1%
Aerojet Rocketdyne Holdings, Inc.*	467,075	$12,844,562
BWX Technologies, Inc.	226,900	14,394,536
Harris Corp.	159,100	25,357,358
Hexcel Corp.	226,375	15,472,731
Huntington Ingalls Industries, Inc.	49,575	11,776,045
L3 Technologies, Inc.	18,525	3,935,822
Textron, Inc.	311,659	18,285,034
Airlines - 0.8%
Alaska Air Group, Inc.	138,175	9,082,243
Spirit Airlines, Inc.*	154,400	6,503,328
Auto components - 0.8%
Lear Corp.	56,150	10,844,811
Tenneco, Inc.	94,000	5,452,940
Automobiles - 1.2%
Thor Industries, Inc.	175,399	23,970,027
Banks - 6.8%
Citizens Financial Group, Inc.	818,017	37,546,980
Comerica, Inc.	285,000	27,137,700
KeyCorp	900,800	19,277,120
SunTrust Banks, Inc.	410,200	29,001,140
Umpqua Holdings Corp.	1,019,800	22,078,670
Beverages - 0.6%
Monster Beverage Corp.*	180,932	12,344,990
Biotechnology - 1.0%
BioMarin Pharmaceutical, Inc.*	55,400	4,998,742
Exelixis, Inc.*	311,900	9,453,689
Ionis Pharmaceuticals, Inc.*	114,325	6,004,349
Building products - 1.1%
Masco Corp.	207,300	9,258,018
Owens Corning	142,325	13,231,955
Capital markets - 3.2%
Affiliated Managers Group, Inc.	32,310	6,450,045
Ameriprise Financial, Inc.	59,600	10,054,520
Cboe Global Markets, Inc.	77,321	10,391,169
Evercore, Inc., Class A	90,050	9,054,528
MarketAxess Holdings, Inc.	39,825	7,814,063
S&P Global, Inc.	71,925	13,025,618
T Rowe Price Group, Inc.	69,721	7,782,955
Chemicals - 4.0%
Albemarle Corp.	132,625	14,799,624
Celanese Corp., Class A	112,275	12,143,664
CF Industries Holdings, Inc.	387,817	16,458,953
The Chemours Co.	332,375	17,157,198
Westlake Chemical Corp.	166,775	18,778,865

Communications equipment - 2.5%
Arista Networks, Inc.*	154,100	42,503,862
Palo Alto Networks, Inc.*	41,425	6,539,765
Construction & engineering - 0.7%
Dycom Industries, Inc.*	127,300	14,857,183
Construction materials - 1.1%
Martin Marietta Materials, Inc.	49,323	11,254,029
Vulcan Materials Co.	79,200	10,723,680
Diversified consumer services - 0.6%
H&R Block, Inc.	478,550	12,700,717
Diversified financial services - 2.0%
Voya Financial, Inc.	781,825	40,584,536
Electric utilities - 0.5%
PG&E Corp.	126,950	5,386,489
Xcel Energy, Inc.	106,225	4,848,109
Electrical equipment - 0.5%
Rockwell Automation, Inc.	46,400	9,154,256
Electronic equipment, instruments & components - 3.6%
Cognex Corp.	95,250	5,940,743
Coherent, Inc.*	46,225	11,996,312
IPG Photonics Corp.*	82,675	20,829,966
Keysight Technologies, Inc.*	509,750	23,815,520
Universal Display Corp.	58,725	9,360,765
Energy equipment & services - 1.7%
Oceaneering International, Inc.	214,341	4,432,572
Patterson-UTI Energy, Inc.	487,575	11,516,521
RPC, Inc.	492,275	9,943,955
TechnipFMC PLC	239,750	7,782,285
Equity real estate investment trusts (REITs) - 5.1%
Cousins Properties, Inc.	2,449,065	22,041,585
EPR Properties	262,549	15,506,144
Host Hotels & Resorts, Inc.	1,055,259	21,907,177
Lamar Advertising Co., Class A	258,073	18,581,256
Omega Healthcare Investors, Inc.	151,823	4,105,294
OUTFRONT Media, Inc.	917,656	20,555,494
Food & staples retailing - 1.4%
Casey's General Stores, Inc.	106,475	12,895,187
The Kroger Co.	529,400	16,072,584
Food products - 1.2%
Conagra Brands, Inc.	149,875	5,695,250
Hormel Foods Corp.	265,650	9,119,765
Tyson Foods, Inc., Class A	127,600	9,711,636
Gas utilities - 2.2%
Atmos Energy Corp.	374,924	31,081,200
ONE Gas, Inc.	169,281	11,990,173

Health care equipment & supplies - 5.5%
ABIOMED, Inc.*	293,025	68,860,875
Align Technology, Inc.*	32,375	8,482,250
Edwards Lifesciences Corp.*	100,375	12,705,468
NuVasive, Inc.*	98,275	4,802,699
Teleflex, Inc.	53,700	14,915,175
Health care providers & services - 1.1%
Humana, Inc.	31,945	9,003,059
Molina Healthcare, Inc.*	138,622	12,664,506
Health care technology - 0.3%
Veeva Systems, Inc., Class A*	111,175	6,988,461
Hotels, restaurants & leisure - 4.4%
Chipotle Mexican Grill, Inc.*	24,229	7,868,610
Cracker Barrel Old Country Store, Inc.	57,125	10,081,420
Darden Restaurants, Inc.	132,150	12,666,577
Hilton Grand Vacations, Inc.*	290,150	13,048,046
Royal Caribbean Cruises Ltd.	132,875	17,745,456
Six Flags Entertainment Corp.	157,675	10,652,523
Texas Roadhouse, Inc.	135,744	7,970,888
Vail Resorts, Inc.	37,225	8,135,896
Household durables - 1.7%
D.R. Horton, Inc.	123,675	6,066,259
Garmin Ltd.	185,025	11,645,474
Mohawk Industries, Inc.*	40,150	11,284,559
PulteGroup, Inc.	145,850	4,642,405
Household products - 0.5%
The Clorox Co.	64,200	9,096,498
Insurance - 1.8%
Arch Capital Group Ltd.*	92,625	8,423,318
Lincoln National Corp.	115,600	9,571,680
Unum Group	294,850	15,683,071
White Mountains Insurance Group Ltd.	2,550	2,141,745
Internet & direct marketing retail - 0.5%
Expedia, Inc.	79,125	10,128,791
Internet software & services - 1.3%
eBay, Inc.*	113,175	4,592,641
IAC/InterActiveCorp*	70,775	10,260,252
Match Group, Inc.*	317,100	11,079,474
IT services - 5.2%
DXC Technology Co.	658,250	65,528,787
Fiserv, Inc.*	60,000	8,450,400
Jack Henry & Associates, Inc.	93,200	11,618,312
Paychex, Inc.	82,800	5,651,100
Science Applications International Corp.	160,483	12,301,022
Leisure products - 0.9%
Brunswick Corp.	174,950	10,983,361
Polaris Industries, Inc.	78,600	8,882,586
Life sciences tools & services - 0.7%
Illumina, Inc.*	63,525	14,778,456

Machinery - 3.0%
AGCO Corp.	128,650	9,342,563
Allison Transmission Holdings, Inc.	214,150	9,473,996
Parker-Hannifin Corp.	79,350	15,982,677
The Timken Co.	212,150	11,148,482
Xylem, Inc.	184,775	13,351,842
Media - 0.5%
Live Nation Entertainment, Inc.*	225,350	10,154,271
Metals & mining - 1.9%
Newmont Mining Corp.	469,225	19,008,305
Steel Dynamics, Inc.	417,075	18,935,205
Multiline retail - 1.1%
Big Lots, Inc.	165,775	10,075,804
Dollar General Corp.	120,175	12,392,446
Multi-utilities - 0.4%
CMS Energy Corp.	166,975	7,472,131
Oil, gas & consumable fuels - 4.1%
Andeavor	119,850	12,962,976
Devon Energy Corp.	530,875	21,962,299
Marathon Petroleum Corp.	338,350	23,437,504
Newfield Exploration Co.*	562,092	17,795,833
RSP Permian, Inc.*	137,350	5,450,048
Pharmaceuticals - 0.2%
Supernus Pharmaceuticals, Inc.*	77,475	3,025,399
Professional services - 1.3%
ManpowerGroup, Inc.	123,550	16,233,235
Robert Half International, Inc.	163,075	9,438,781
Road & rail - 1.5%
AMERCO	19,050	6,954,774
Norfolk Southern Corp.	86,225	13,009,628
Old Dominion Freight Line, Inc.	67,900	9,943,955
Semiconductors & semiconductor equipment - 3.1%
Analog Devices, Inc.	87,100	8,002,748
KLA-Tencor Corp.	90,150	9,898,470
Lam Research Corp.	15,350	2,939,832
Micron Technology, Inc.*	223,450	9,769,234
ON Semiconductor Corp.*	452,825	11,202,891
Skyworks Solutions, Inc.	115,378	11,215,895
Xilinx, Inc.	112,600	8,222,052
Software - 3.0%
Aspen Technology, Inc.*	92,600	7,171,870
Ellie Mae, Inc.*	58,075	5,430,012
Proofpoint, Inc.*	85,725	8,745,664
Red Hat, Inc.*	73,025	9,594,025
ServiceNow, Inc.*	69,125	10,290,639
Take-Two Interactive Software, Inc.*	84,000	10,640,280
Workday, Inc., Class A*	66,925	8,023,638

Specialty retail - 2.6%
American Eagle Outfitters, Inc.	750,175	13,503,150
Best Buy Co., Inc.	123,250	9,004,645
O'Reilly Automotive, Inc.*	39,200	10,375,848
Ross Stores, Inc.	189,400	15,604,666
Ulta Beauty, Inc.*	20,575	4,569,707
Technology hardware, storage & peripherals - 0.4%
Western Digital Corp.	87,950	7,825,791
Textiles, apparel & luxury goods - 0.9%
PVH Corp.	52,025	8,068,037
Skechers U.S.A., Inc., Class A*	229,850	9,467,522
Thrifts & mortgage finance - 0.9%
LendingTree, Inc.*	49,550	18,226,968
Trading companies & distributors - 0.9%
United Rentals, Inc.*	79,825	14,457,106
W.W. Grainger, Inc.	14,428	3,890,654
Water utilities - 0.3%
American Water Works Co., Inc.	72,275	6,011,112
Wireless telecommunication services - 0.5%
Sprint Corp.*	1,760,325	9,382,532
Total common stocks (cost $1,520,063,797)		1,964,087,244
Total investment portfolio (cost $1,520,063,797) - 98.2%‡		1,964,087,244
Assets in excess of liabilities - 1.8%		35,961,817
Total net assets - 100.0%		$2,000,049,061

* Non-income producing security

‡The cost basis of investments for federal income tax purposes at January 31, 2018 was as follows+:
Cost of investments	$1,520,063,797
Gross unrealized appreciation	463,937,785
Gross unrealized depreciation	(19,914,338)
Net unrealized appreciation (depreciation)	$444,023,447

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2017 Annual Report.

Sector allocation
Sector	Percent of net assets
Information technology	19.0%
Consumer discretionary	15.4%
Industrials	14.9%
Financials	14.7%
Health care	8.8%
Materials	7.0%
Energy	5.8%
Real estate	5.1%
Consumer staples	3.7%
Utilities	3.3%
Telecommunication services	0.5%

Investment Portfolios
(UNAUDITED) | 01.31.2018
CARILLON EAGLE MID CAP STOCK FUND
COMMON STOCKS - 97.1%	Shares	Value
Auto components - 1.4%
Aptiv PLC	39,945	$3,789,982
Banks - 5.2%
Chemical Financial Corp.	44,014	2,570,858
First Hawaiian, Inc.	110,795	3,201,975
First Republic Bank	38,435	3,441,854
Zions Bancorporation	87,821	4,744,969
Beverages - 2.3%
Constellation Brands, Inc., Class A	27,840	6,110,045
Capital markets - 2.4%
Lazard Ltd., Class A	59,981	3,513,087
NASDAQ, Inc.	36,347	2,940,836
Commercial services & supplies - 1.6%
Waste Connections, Inc.	59,227	4,253,683
Construction & engineering - 1.0%
Quanta Services, Inc.*	68,946	2,653,732
Consumer finance - 2.4%
Discover Financial Services	80,939	6,458,932
Containers & packaging - 1.6%
Berry Global Group, Inc.*	70,807	4,191,066
Distributors - 3.1%
LKQ Corp.*	143,938	6,049,714
Pool Corp.	16,572	2,241,197
Diversified consumer services - 1.7%
Bright Horizons Family Solutions, Inc.*	45,412	4,459,458
Electrical equipment - 3.0%
AMETEK, Inc.	106,479	8,124,348
Electronic equipment, instruments & components - 4.8%
Amphenol Corp., Class A	54,010	5,010,508
Cognex Corp.	49,201	3,068,666
FLIR Systems, Inc.	96,203	4,926,556
Energy equipment & services - 1.0%
Core Laboratories N.V.	24,651	2,817,609
Equity real estate investment trusts (REITs) - 2.3%
Boston Properties, Inc.	15,882	1,964,762
Duke Realty Corp.	71,192	1,880,181
Equinix, Inc.	5,297	2,411,141
Food products - 0.7%
Pinnacle Foods, Inc.	31,583	1,956,251
Health care equipment & supplies - 5.9%
DENTSPLY SIRONA, Inc.	71,649	4,356,976
STERIS PLC	49,738	4,522,179
Teleflex, Inc.	12,093	3,358,831
The Cooper Companies, Inc.	15,180	3,714,090

Health care providers & services - 4.7%
Centene Corp.*	34,393	3,688,305
Henry Schein, Inc.*	30,810	2,331,701
Laboratory Corp. of America Holdings*	38,395	6,699,928
Health care technology - 0.9%
Medidata Solutions, Inc.*	36,103	2,458,975
Hotels, restaurants & leisure - 1.4%
Wyndham Worldwide Corp.	30,378	3,770,821
Household durables - 2.2%
Mohawk Industries, Inc.*	21,007	5,904,227
Household products - 2.7%
Church & Dwight Co., Inc.	73,078	3,569,861
Spectrum Brands Holdings, Inc.	31,807	3,767,857
Industrial conglomerates - 2.2%
Roper Technologies, Inc.	21,093	5,918,485
Insurance - 6.1%
Arch Capital Group Ltd.*	59,208	5,384,376
Arthur J Gallagher & Co.	77,901	5,322,196
Reinsurance Group of America, Inc.	35,638	5,582,693
IT services - 3.8%
Amdocs Ltd.	37,343	2,554,261
Fiserv, Inc.*	38,752	5,457,832
Gartner, Inc.*	15,483	2,148,111
Life sciences tools & services - 1.9%
Agilent Technologies, Inc.	71,021	5,215,072
Machinery - 3.4%
Snap-on, Inc.	29,641	5,077,800
The Middleby Corp.*	29,917	4,076,490
Media - 0.9%
Omnicom Group, Inc.	31,530	2,416,774
Metals & mining - 1.5%
Reliance Steel & Aluminum Co.	47,127	4,127,854
Multiline retail - 1.2%
Dollar Tree, Inc.*	27,792	3,196,080
Oil, gas & consumable fuels - 4.5%
Cimarex Energy Co.	25,503	2,861,437
Concho Resources, Inc.*	34,682	5,460,334
Noble Energy, Inc.	121,660	3,713,063
Pharmaceuticals - 2.8%
Catalent, Inc.*	64,088	2,982,656
Zoetis, Inc.	57,944	4,446,043
Professional services - 1.1%
Verisk Analytics, Inc.*	29,468	2,948,273
Road & rail - 2.4%
Genesee & Wyoming, Inc., Class A*	37,267	2,975,770
J.B. Hunt Transport Services, Inc.	29,531	3,568,231

Semiconductors & semiconductor equipment - 3.9%
Analog Devices, Inc.	25,691	2,360,489
Microchip Technology, Inc.	63,220	6,019,809
Skyworks Solutions, Inc.	21,911	2,129,968
Software - 6.2%
ANSYS, Inc.*	15,445	2,496,685
Nice Ltd., Sponsored ADR	84,002	7,652,582
The Ultimate Software Group, Inc.*	28,598	6,660,188
Specialty retail - 0.7%
Ulta Beauty, Inc.*	7,986	1,773,691
Textiles, apparel & luxury goods - 1.2%
PVH Corp.	20,325	3,152,001
Trading companies & distributors - 1.0%
Fastenal Co.	47,041	2,585,373
Total common stocks (cost $165,230,639)		261,189,778
Total investment portfolio (cost $165,230,639) - 97.1%‡		261,189,778
Other assets in excess of liabilities - 2.9%		7,716,922
Total net assets - 100.0%		$268,906,700

* Non-income producing security
ADR - American depository receipt

‡The cost basis of investments for federal income tax purposes at January 31, 2018 was as follows+:
Cost of investments	$165,230,639
Gross unrealized appreciation	96,586,185
Gross unrealized depreciation	(627,046)
Net unrealized appreciation (depreciation)	$95,959,139

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2017 Annual Report.

Sector Allocation
Sector	Percent of net assets
Information technology	18.8%
Health care	16.3%
Financials	16.0%
Industrials	15.7%
Consumer discretionary	13.7%
Consumer staples	5.7%
Energy	5.5%
Materials	3.1%
Real estate	2.3%

Investment Portfolios
(UNAUDITED) | 01.31.2018
CARILLON EAGLE SMALL CAP GROWTH FUND
COMMON STOCKS - 99.5%	Shares	Value
Aerospace & defense - 1.3%
Hexcel Corp.	1,056,896	$72,238,842
Airlines - 1.1%
JetBlue Airways Corp.*	2,751,539	57,397,104
Auto components - 1.3%
Visteon Corp.*	516,321	67,163,036
Banks - 3.7%
Synovus Financial Corp.	1,706,098	85,970,278
Texas Capital Bancshares, Inc.*	607,984	57,636,883
UMB Financial Corp.	690,838	52,628,039
Biotechnology - 10.9%
Acceleron Pharma, Inc.*	942,844	39,137,455
Aimmune Therapeutics, Inc.*	1,024,906	36,086,940
Akebia Therapeutics, Inc.*	2,060,804	30,458,683
Alder Biopharmaceuticals, Inc.*	1,281,760	18,136,904
Amicus Therapeutics, Inc.*	1,859,320	30,158,170
Atara Biotherapeutics, Inc.*	1,286,445	48,627,621
Avexis, Inc.*	217,163	26,869,578
Biohaven Pharmaceutical Holding Co. Ltd.*	690,417	23,860,812
Bluebird Bio, Inc.*	152,795	31,307,696
Exact Sciences Corp.*	1,261,516	62,709,960
FibroGen, Inc.*	600,966	35,186,559
Ligand Pharmaceuticals, Inc.*	224,422	35,373,396
Progenics Pharmaceuticals, Inc.*	3,948,024	23,095,940
Puma Biotechnology, Inc.*	207,820	13,892,767
Sage Therapeutics, Inc.*	451,097	85,618,211
Sarepta Therapeutics, Inc.*	695,904	45,609,548
Building products - 2.7%
Builders FirstSource, Inc.*	3,393,907	72,697,488
Trex Co., Inc.*	636,909	71,072,675
Capital markets - 0.9%
Stifel Financial Corp.	689,129	46,529,990
Chemicals - 2.7%
Quaker Chemical Corp.	683,441	105,181,570
Sensient Technologies Corp.	521,716	37,485,294
Commercial services & supplies - 2.6%
Ritchie Bros Auctioneers, Inc.	1,099,455	35,754,277
The Brink's Co.	345,004	28,773,333
Waste Connections, Inc.	1,024,660	73,591,081
Communications equipment - 0.8%
Infinera Corp.*	2,768,997	17,915,411
Lumentum Holdings, Inc.*	594,857	27,541,879
Construction materials - 1.1%
Martin Marietta Materials, Inc.	252,036	57,507,054

Consumer finance - 1.1%
Green Dot Corp., Class A*	958,585	58,722,917
Distributors - 1.2%
Pool Corp.	479,684	64,872,464
Diversified consumer services - 0.8%
Bright Horizons Family Solutions, Inc.*	453,896	44,572,587
Electrical equipment - 1.5%
Acuity Brands, Inc.	268,780	41,510,383
Thermon Group Holdings, Inc.*	1,591,313	36,886,636
Electronic equipment, instruments & components - 7.1%
Cognex Corp.	1,571,418	98,009,341
Coherent, Inc.*	524,383	136,087,876
IPG Photonics Corp.*	398,116	100,305,326
Littelfuse, Inc.	226,749	49,281,628
Energy equipment & services - 0.1%
Geospace Technologies Corp.*	426,418	5,867,512
Equity real estate investment trusts (REITs) - 1.2%
Seritage Growth Properties, Class A	1,032,564	42,541,637
The GEO Group, Inc.	1,032,803	23,289,707
Food & staples retailing - 1.0%
Casey's General Stores, Inc.	448,406	54,306,451
Food products - 0.7%
Snyder's-Lance, Inc.	788,768	39,422,625
Health care equipment & supplies - 3.2%
Insulet Corp.*	219,917	16,830,248
Merit Medical Systems, Inc.*	874,711	40,630,326
NuVasive, Inc.*	739,039	36,116,836
Penumbra, Inc.*	361,292	35,984,683
West Pharmaceutical Services, Inc.	395,622	39,641,324
Health care providers & services - 2.0%
Encompass Health Corp.	768,748	40,682,144
HealthEquity, Inc.*	730,811	36,993,653
Tivity Health, Inc.*	770,179	29,844,436
Health care technology - 3.6%
Cotiviti Holdings, Inc.*	1,350,818	47,278,630
Evolent Health, Inc., Class A*	945,560	13,332,396
Medidata Solutions, Inc.*	511,726	34,853,658
Omnicell, Inc.*	706,275	34,642,789
Teladoc, Inc.*	1,663,489	62,214,489
Hotels, restaurants & leisure - 3.4%
Dave & Buster's Entertainment, Inc.*	615,426	28,925,022
Penn National Gaming, Inc.*	2,322,613	74,114,581
Planet Fitness, Inc., Class A*	2,344,082	79,136,208
Household durables - 1.3%
Universal Electronics, Inc.*	1,502,697	69,274,332
Insurance - 1.6%
Enstar Group Ltd.*	244,572	50,773,147
ProAssurance Corp.	676,203	36,988,304

Internet & direct marketing retail - 1.5%
Nutrisystem, Inc.	1,827,262	79,029,081
Internet software & services - 1.1%
Cornerstone OnDemand, Inc.*	1,481,811	60,946,886
IT services - 0.5%
Everi Holdings, Inc.*	3,418,168	26,456,620
Life sciences tools & services - 1.8%
Patheon N.V.* (a)	421,338	14,746,830
PRA Health Sciences, Inc.*	884,003	80,497,313
Machinery - 5.4%
Chart Industries, Inc.*	1,139,196	56,469,946
Graco, Inc.	947,349	44,335,933
John Bean Technologies Corp.	634,254	72,146,392
WABCO Holdings, Inc.*	378,643	58,458,693
Woodward, Inc.	777,879	60,301,180
Multiline retail - 1.1%
Ollie's Bargain Outlet Holdings, Inc.*	1,095,415	60,850,303
Oil, gas & consumable fuels - 2.4%
Diamondback Energy, Inc.*	237,455	29,800,602
RSP Permian, Inc.*	2,452,232	97,304,566
Pharmaceuticals - 2.1%
Catalent, Inc.*	584,355	27,195,882
Nektar Therapeutics*	720,425	60,234,734
Zogenix, Inc.*	693,531	25,209,852
Professional services - 0.8%
WageWorks, Inc.*	719,264	43,551,435
Road & rail - 1.2%
Landstar System, Inc.	583,979	64,850,868
Semiconductors & semiconductor equipment - 2.9%
Cavium, Inc.*	180,880	16,058,526
Entegris, Inc.	1,683,299	54,791,383
Silicon Laboratories, Inc.*	278,536	26,795,163
Teradyne, Inc.	686,438	31,466,318
Veeco Instruments, Inc.*	1,632,083	27,174,182
Software - 13.5%
Ellie Mae, Inc.*	355,896	33,276,276
Guidewire Software, Inc.*	770,979	61,254,282
Imperva, Inc.*	927,014	40,556,862
Manhattan Associates, Inc.*	785,826	41,507,329
Pegasystems, Inc.	1,034,901	52,624,716
Proofpoint, Inc.*	632,558	64,533,567
PTC, Inc.*	1,511,888	109,884,020
RealPage, Inc.*	1,568,452	78,030,487
Tableau Software, Inc., Class A*	592,916	45,541,878
Take-Two Interactive Software, Inc.*	616,713	78,119,036
The Ultimate Software Group, Inc.*	370,970	86,395,203
Tyler Technologies, Inc.*	176,531	35,572,762

Specialty retail - 4.2%
Burlington Stores, Inc.*	538,410	65,529,881
Camping World Holdings, Inc., Class A	935,381	41,858,300
Floor & Decor Holdings, Inc., Class A*	488,529	22,912,010
Genesco, Inc.*	1,317,268	45,906,790
MarineMax, Inc.*	1,794,050	41,173,448
National Vision Holdings, Inc.*	231,944	9,073,649
Textiles, apparel & luxury goods - 1.1%
Steven Madden Ltd.*	1,234,520	57,034,824
Thrifts & mortgage finance - 1.0%
LendingTree, Inc.*	150,596	55,396,739
Total common stocks (cost $3,476,200,738)		5,342,003,517

CONTINGENT VALUE RIGHTS - 0.0%
Dyax Corp.* (a)	303,243	242,594
Total contingent value rights (cost $142,782)		242,594
Total investment portfolio (cost $3,476,343,520) - 99.5%‡		5,342,246,111
Other assets in excess of liabilities - 0.5%		25,778,372
Total net assets - 100.0%		$5,368,024,483

(a) Security is fair valued as determined in good faith in accordance with the Pricing and Valuation Procedures approved by the Board of Trustees. The security is also illiquid and may not be sold by the Fund. As of January 31, 2018, the total market value of fair valued and illiquid securities held by the Fund is $14,989,424, representing 0.3% of the Fund's net assets.

* Non-income producing security

‡The cost basis of investments for federal income tax purposes at January 31, 2018 was as follows+:
Cost of investments	$3,476,343,520
Gross unrealized appreciation	2,014,528,376
Gross unrealized depreciation	(148,625,785)
Net unrealized appreciation (depreciation)	$1,865,902,591

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2017 Annual Report.

Sector allocation
Sector	Percent of net assets
Information technology	26.1%
Health care	23.5%
Industrials	16.6%
Consumer discretionary	15.9%
Financials	8.3%
Materials	3.7%
Energy	2.5%
Consumer staples	1.7%
Real estate	1.2%

Investment Portfolios
(UNAUDITED) | 01.31.2018
CARILLON SCOUT SMALL CAP FUND
COMMON STOCKS - 99.4%	Shares	Value
Aerospace & defense - 3.9%
Astronics Corp.*	91,900	$4,098,740
Teledyne Technologies, Inc.*	38,300	7,312,236
Air freight & logistics - 0.5%
Radiant Logistics, Inc.*	275,700	1,326,117
Automobiles - 2.4%
Thor Industries, Inc.	51,431	7,028,560
Banks - 1.1%
Hilltop Holdings, Inc.	122,500	3,208,275
Biotechnology - 0.9%
Acorda Therapeutics, Inc.*	12,000	311,400
Genomic Health, Inc.*	69,300	2,301,453
Capital markets - 2.4%
Cohen & Steers, Inc.	106,726	4,351,219
Financial Engines, Inc.	93,400	2,657,230
Chemicals - 1.4%
Balchem Corp.	51,700	4,084,300
Commercial services & supplies - 2.1%
Healthcare Services Group, Inc.	68,100	3,757,758
InnerWorkings, Inc.*	229,958	2,301,880
Construction & engineering - 2.6%
Dycom Industries, Inc.*	65,700	7,667,847
Consumer finance - 1.0%
PRA Group, Inc.*	79,510	2,842,482
Electronic equipment, instruments & components - 5.6%
ePlus, Inc.*	77,900	6,013,880
Fabrinet*	66,500	1,649,865
II-VI, Inc.*	158,300	6,751,495
Plexus Corp.*	27,900	1,667,025
Energy equipment & services - 0.3%
Geospace Technologies Corp.*	64,060	881,466
Equity real estate investment trusts (REITs) - 1.3%
CareTrust REIT, Inc.	115,500	1,835,295
QTS Realty Trust, Inc., Class A	38,900	1,937,220
Food & staples retailing - 1.6%
Performance Food Group Co.*	137,000	4,705,950
Health care equipment & supplies - 4.9%
Cutera, Inc.*	56,890	2,821,744
ICU Medical, Inc.*	36,245	8,298,293
Varex Imaging Corp.*	71,900	3,053,593
Health care providers & services - 9.9%
Almost Family, Inc.*	58,800	3,354,540

AMN Healthcare Services, Inc.*	97,500	5,230,875
BioTelemetry, Inc.*	139,500	4,763,925
HealthEquity, Inc.*	81,300	4,115,406
Molina Healthcare, Inc.*	58,300	5,326,288
U.S. Physical Therapy, Inc.	76,150	5,783,592
Health care technology - 3.4%
HMS Holdings Corp.*	143,700	2,461,581
Omnicell, Inc.*	148,600	7,288,830
Hotels, restaurants & leisure - 3.9%
Cracker Barrel Old Country Store, Inc.	38,700	6,829,776
Lindblad Expeditions Holdings, Inc.*	162,500	1,506,375
The Cheesecake Factory, Inc.	61,500	3,025,185
Household durables - 4.5%
Installed Building Products, Inc.*	67,800	4,878,210
iRobot Corp.*	53,600	4,757,000
LGI Homes, Inc.*	50,900	3,444,912
Insurance - 1.8%
CNO Financial Group, Inc.	206,600	5,080,294
Internet software & services - 5.0%
Carbonite, Inc.*	168,100	4,236,120
Envestnet, Inc.*	85,100	4,574,125
j2 Global, Inc.	72,500	5,799,275
IT services - 3.5%
Acxiom Corp.*	45,200	1,223,564
Jack Henry & Associates, Inc.	49,900	6,220,534
Virtusa Corp.*	61,000	2,721,820
Life sciences tools & services - 5.8%
Bruker Corp.	166,400	5,925,504
Cambrex Corp.*	79,500	4,479,825
PRA Health Sciences, Inc.*	68,700	6,255,822
Machinery - 4.2%
Albany International Corp., Class A	58,200	3,692,790
Chart Industries, Inc.*	46,500	2,305,005
Proto Labs, Inc.*	56,500	6,178,275
Metals & mining - 0.6%
Carpenter Technology Corp.	33,200	1,706,480
Oil, gas & consumable fuels - 0.3%
Gulfport Energy Corp.*	97,200	988,524
Pharmaceuticals - 2.7%
Impax Laboratories, Inc.*	94,200	1,832,190
Supernus Pharmaceuticals, Inc.*	155,300	6,064,465
Professional services - 2.8%
Insperity, Inc.	71,400	4,373,250
WageWorks, Inc.*	64,000	3,875,200
Semiconductors & semiconductor equipment - 7.2%
Ambarella, Inc.*	64,700	3,260,880
Entegris, Inc.	104,600	3,404,730

Impinj, Inc.*	76,200	1,704,594
Inphi Corp.*	59,400	1,774,278
Power Integrations, Inc.	48,100	3,593,070
Semtech Corp.*	142,300	5,094,340
Veeco Instruments, Inc.*	124,500	2,072,925
Software - 2.8%
Pegasystems, Inc.	93,900	4,774,815
The Descartes Systems Group, Inc.*	115,200	3,265,920
Specialty retail - 2.9%
Camping World Holdings, Inc., Class A	68,900	3,083,275
Monro, Inc.	94,700	5,350,550
Technology hardware, storage & peripherals - 0.9%
Electronics For Imaging, Inc.*	84,000	2,456,160
Textiles, apparel & luxury goods - 0.9%
G-III Apparel Group Ltd.*	69,500	2,595,825
Thrifts & mortgage finance - 4.3%
BofI Holding, Inc.*	114,800	4,129,356
LendingTree, Inc.*	22,300	8,203,055
Total common stocks (cost $180,505,493)		287,928,653
Total investment portfolio (cost $180,505,493) - 99.4%‡		287,928,653
Other assets in excess of liabilities - 0.6%		1,672,183
Total net assets - 100.0%		$289,600,836

* Non-income producing security

‡The cost basis of investments for federal income tax purposes at January 31, 2018 was as follows+:
Cost of investments	$180,505,493
Gross unrealized appreciation	118,024,715
Gross unrealized depreciation	(10,601,555)
Net unrealized appreciation (depreciation)	$107,423,160

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2017 Annual Report.

Sector Allocation
Sector	Percent of net assets
Health care	27.5%
Information technology	25.0%
Industrials	16.2%
Consumer discretionary	14.7%
Financials	10.5%
Materials	2.0%
Consumer staples	1.6%
Real estate	1.3%
Energy	0.6%

Investment Portfolios
(UNAUDITED) | 01.31.2018
CARILLON EAGLE SMALLER COMPANY FUND
COMMON STOCKS - 95.3%	Shares	Value
Aerospace & defense - 2.0%
HEICO Corp.	11,771	$945,447
Banks - 9.2%
Camden National Corp.	8,910	378,319
Central Pacific Financial Corp.	16,078	475,427
Chemical Financial Corp.	8,220	480,130
Columbia Banking System, Inc.	15,130	651,801
PacWest Bancorp	13,073	685,417
South State Corp.	10,027	888,392
Texas Capital Bancshares, Inc.*	7,193	681,896
Building products - 1.2%
A.O. Smith Corp.	8,183	546,461
Capital markets - 1.4%
Evercore, Inc., Class A	6,381	641,609
Chemicals - 3.3%
Balchem Corp.	6,880	543,520
Ingevity Corp.*	7,134	517,572
NewMarket Corp.	1,144	454,843
Commercial services & supplies - 1.0%
Healthcare Services Group, Inc.	8,562	472,451
Construction & engineering - 1.2%
Quanta Services, Inc.*	13,873	533,972
Consumer finance - 0.8%
PRA Group, Inc.*	9,822	351,136
Containers & packaging - 3.9%
AptarGroup, Inc.	5,474	478,537
Berry Global Group, Inc.*	12,615	746,682
Graphic Packaging Holding Co.	36,875	595,531
Distributors - 3.3%
LKQ Corp.*	18,952	796,552
Pool Corp.	5,453	737,464
Diversified consumer services - 1.4%
Bright Horizons Family Solutions, Inc.*	6,513	639,577
Electronic equipment, instruments & components - 5.5%
Cognex Corp.	9,488	591,767
Dolby Laboratories, Inc., Class A	9,157	589,161
FLIR Systems, Inc.	16,390	839,332
Littelfuse, Inc.	2,409	523,572
Energy equipment & services - 1.3%
Core Laboratories N.V.	5,419	619,392
Equity real estate investment trusts (REITs) - 3.0%
CoreSite Realty Corp.	6,130	664,001
Hudson Pacific Properties, Inc.	12,434	397,515
Terreno Realty Corp.	8,431	300,144

Food products - 1.4%
Pinnacle Foods, Inc.	10,570	654,706
Health care equipment & supplies - 7.1%
ICU Medical, Inc.*	1,972	451,489
Integra LifeSciences Holdings Corp.*	9,713	511,487
NuVasive, Inc.*	7,269	355,236
STERIS PLC	9,824	893,198
Teleflex, Inc.	1,955	543,001
West Pharmaceutical Services, Inc.	5,276	528,655
Health care providers & services - 2.1%
Laboratory Corp. of America Holdings*	5,501	959,924
Health care technology - 1.0%
Medidata Solutions, Inc.*	6,671	454,362
Hotels, restaurants & leisure - 1.2%
Texas Roadhouse, Inc.	9,661	567,294
Household durables - 1.1%
Helen of Troy Ltd.*	5,232	487,361
Household products - 1.4%
Spectrum Brands Holdings, Inc.	5,305	628,430
Insurance - 5.4%
AMERISAFE, Inc.	7,032	427,194
Arthur J Gallagher & Co.	10,520	718,726
James River Group Holdings Ltd.	11,920	452,960
Reinsurance Group of America, Inc.	5,667	887,736
IT services - 1.7%
Gartner, Inc.*	2,842	394,299
Jack Henry & Associates, Inc.	3,205	399,535
Life sciences tools & services - 2.3%
Bio-Rad Laboratories, Inc., Class A*	2,304	595,653
Bio-Techne Corp.	3,330	467,166
Machinery - 7.4%
Graco, Inc.	12,317	576,436
IDEX Corp.	3,795	544,507
Lincoln Electric Holdings, Inc.	5,542	540,733
Snap-on, Inc.	4,578	784,257
The Middleby Corp.*	4,012	546,675
The Toro Co.	6,473	424,952
Media - 1.3%
John Wiley & Sons, Inc., Class A	9,447	598,940
Metals & mining - 1.1%
Reliance Steel & Aluminum Co.	5,727	501,628
Multiline retail - 1.1%
Ollie's Bargain Outlet Holdings, Inc.*	8,787	488,118
Oil, gas & consumable fuels - 3.2%
Cimarex Energy Co.	5,744	644,477
Diamondback Energy, Inc.*	6,822	856,161
Pharmaceuticals - 2.9%
Catalent, Inc.*	21,158	984,693
Prestige Brands Holdings, Inc.*	8,312	347,691

Road & rail - 2.0%
Genesee & Wyoming, Inc., Class A*	6,230	497,465
Landstar System, Inc.	3,896	432,651
Semiconductors & semiconductor equipment - 3.3%
Monolithic Power Systems, Inc.	4,566	543,902
Power Integrations, Inc.	6,753	504,449
Semtech Corp.*	13,224	473,419
Software - 6.8%
Ellie Mae, Inc.*	4,480	418,880
Nice Ltd., Sponsored ADR	14,543	1,324,867
Qualys, Inc.*	9,309	581,813
The Ultimate Software Group, Inc.*	3,483	811,156
Specialty retail - 1.5%
Burlington Stores, Inc.*	5,642	686,688
Trading companies & distributors - 1.5%
Watsco, Inc.	3,870	695,787
Total common stocks (cost $28,691,746)		43,956,377
Total investment portfolio (cost $28,691,746) - 95.3%‡		43,956,377
Other assets in excess of liabilities - 4.7%		2,160,825
Total net assets - 100.0%		$46,117,202

* Non-income producing security
ADR - American depository receipt

‡The cost basis of investments for federal income tax purposes at January 31, 2018 was as follows+:
Cost of investments	$28,691,746
Gross unrealized appreciation	15,272,466
Gross unrealized depreciation	(7,835)
Net unrealized appreciation (depreciation)	$15,264,631

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2017 Annual Report.

Sector allocation
Sector	Percent of net assets
Information technology	17.3%
Financials	16.7%
Industrials	16.4%
Health care	15.4%
Consumer discretionary	10.8%
Materials	8.3%
Energy	4.6%
Real estate	3.0%
Consumer staples	2.8%

Investment Portfolios
(UNAUDITED) | 01.31.2018
CARILLON COUGAR TACTICAL ALLOCATION FUND
EXCHANGE TRADED FUNDS - 98.0%	Shares	Value
Domestic - 88.0%
Equity - 68.3%
iShares Core S&P 500 ETF	16,651	$4,731,382
iShares Core S&P Mid-Cap ETF	3,531	688,686
iShares Core S&P Small-Cap ETF	19,652	1,547,398
SPDR S&P500 ETF Trust	14,283	4,026,378
SPDR S&P MidCap 400 ETF Trust	2,426	861,230

Fixed Income - 19.7%
iShares Core U.S. Aggregate Bond ETF	31,626	3,418,770
Total domestic exchange traded funds (cost $13,386,964)		15,273,844

Foreign - 10.0%
Equity - 10.0%
iShares Core MSCI Emerging Markets ETF	14,461	888,484
iShares MSCI Japan ETF	13,552	852,963
Total foreign exchange traded funds (cost $1,676,978)		1,741,447

Total exchange traded funds (cost $15,063,942)		17,015,291

Total investment portfolio (cost $15,063,942) - 98.0%‡		17,015,291
Other assets in excess of liabilities - 2.0%		355,657
Total net assets - 100.0%		$17,370,948

ETF - Exchange Traded Fund

‡The cost basis of investments for federal income tax purposes at January 31, 2018 was as follows+:
Cost of investments	$15,063,942
Gross unrealized appreciation	1,958,511
Gross unrealized depreciation	(7,162)
Net unrealized appreciation (depreciation)	$1,951,349

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2017 Annual Report.

Asset allocation
Asset class	Percent of net assets
Equity	78.3%
Fixed income	19.7%

Notes to Investment Portfolios
(UNAUDITED) | 01.31.2018

Valuation of securities | The price of each Fund’s shares is based on the NAV per share of each class of a Fund. Each Fund normally determines the NAV of its shares each business day as of the scheduled close of regular trading on the New York Stock Exchange (NYSE) and the Nasdaq (typically 4:00 p.m. ET). A Fund will not treat an intraday unscheduled disruption in trading on either the NYSE or Nasdaq as a closure of that particular market, and will price its shares as of the normally scheduled close of the NYSE and Nasdaq if the disruption directly affects only one of those markets. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Funds are not required to recalculate their NAV.

Generally, the Funds value portfolio securities for which market quotations are readily available at market value; however, a Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Funds’ determination of the NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

•	The quotation may be stale;

•	The security is not actively traded;

•	Trading on the security halted before the close of the trading market;

•	The security is newly issued;

•	Issuer-specific or vendor specific events occurred after the security halted trading; or

•	Due to the passage of time between the close of the market on which the security trades and the close of the NYSE and the Nasdaq.

Issuer-specific events may cause the last market quotation to be unreliable. Such events may include:

•	A merger or insolvency;

•	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or

•	Market events, such as a significant movement in the U.S. markets.

For most securities, both the latest transaction prices and adjustments are furnished by independent pricing services, subject to supervision by the Board of Trustees of the Fund (“Board”). The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using Pricing and Valuation Procedures (“Procedures”) approved by the Board. A Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is the amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from independent pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV.

Pursuant to the Procedures, the Board has delegated the day-to-day responsibility for applying and administering the Procedures to a valuation committee (“Valuation Committee”) comprised of certain officers of the Carillon Series Trust (“Trust”) and other employees of Carillon Tower Advisers, Inc. (“Carillon Tower”), the Funds’ investment adviser. The composition of this Valuation Committee may change from time to time. The Valuation Committee follows fair valuation guidelines as set forth in the Procedures to make fair value determinations on all securities and assets for which market quotations are unavailable or unreliable. For portfolio securities fair valued by the Valuation Committee, Carillon Tower checks fair value prices by comparing the fair value of the security with values that are available from other sources (if any). Carillon Tower compares the fair value of the security to the next-day opening price or next actual sale price, when applicable. Carillon Tower documents and reports to the Valuation Committee such comparisons when they are made. The Valuation Committee reports such comparisons to the Board at their regularly scheduled meetings. The Board retains the responsibility for periodic review and consideration of the appropriateness of any fair value pricing methodology established or implemented for a Fund. Fair value pricing methods, the Procedures and independent pricing services can change from time to time as approved by the Board, and may occur as a result of look-back testing results or changes in industry best practices.

There can be no assurance, however, that a fair value price used by a Fund on any given day will more accurately reflect the market value of a security than the market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading a Fund’s shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

•
Domestic exchange-traded equity securities | Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•
Foreign exchange-traded equity securities | If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE and the Nasdaq, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Valuation Committee, using the Procedures, may fair value a security if certain events occur between the time trading ends in a foreign market on a particular security and a Fund’s NAV calculation. The Valuation Committee, using the Procedures, may also fair value a particular security if the events are significant and make the closing price unavailable or unreliable. If an issuer-specific event has occurred that Carillon Tower determines, in its judgment, is likely to have affected the closing price of a foreign security, the security will be priced at fair value. Carillon Tower also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by an independent pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Securities primarily traded on foreign markets may trade on days that are not business days of the Funds. Because the NAV of a Fund’s shares is determined only on business days of the Fund, the value of the securities of a Fund that invests in foreign securities may change on days when shareholders would not be able to purchase or redeem shares of the Fund.

Notes to Investment Portfolios
(UNAUDITED) | 01.31.2018

•
Fixed income securities | Government bonds, corporate bonds, asset-backed bonds, municipal bonds, short-term securities (investments that have a maturity date of 60 days or less) and convertible securities, including high yield or junk bonds, normally are valued on the basis of evaluated prices provided by independent pricing services. Evaluated prices provided by the independent pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the evaluated prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•
Futures and Options | Futures and options are valued on the basis of market quotations, if available and reliable. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the period from November 1, 2017 to January 31, 2018, only the Core Plus Bond Fund and Unconstrained Bond Fund held futures. During the period from November 1, 2017 to January 31, 2018, none of the Funds held options.

•
Investment companies and exchange-traded funds (ETFs) | Investments in other open-end investment companies are valued at their reported NAV. The prospectuses for these companies explain the circumstances under which these companies will use fair value pricing and the effect of the fair value pricing.  In addition, investments in closed-end funds and ETFs are valued on the basis of market quotations, if available and reliable. If the prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

Fair value measurements | Each Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;

Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and

Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors, in the calculation of an investment’s fair value. Each Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2018.
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Capital Appreciation Fund
Common stocks (a)	$468,073,290	$—	$—
Total investment portfolio	$468,073,290	$—	$—
Growth & Income Fund
Common stocks (a)	$631,972,915	$—	$—
Total investment portfolio	$631,972,915	$—	$—
International Stock Fund
Common stocks (a):
Australia	$—	$603,846	$—
Belgium	—	246,228	—
Denmark	—	326,232	—
France	—	1,838,615	—
Germany	—	1,736,612	—
Hong Kong	—	426,939	—
Israel	—	323,788	—
Italy	—	485,640	—
Japan	—	6,052,672	—
Netherlands	324,776	745,614	—
Norway	—	102,672	—
Singapore	—	496,575	—
Spain	—	333,140	—
Sweden	—	584,865	—
Switzerland	—	2,732,531	—
United Kingdom	—	3,105,147	—

Notes to Investment Portfolios
(UNAUDITED) | 01.31.2018

Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3
Preferred stocks:
Germany	—	250,252	—
Total investment portfolio	$324,776	$20,391,368	$—

International Fund
Common stocks (a):
Australia	$16,692,192	$70,857,315	$—
Canada	11,625,300	—	—
Denmark	17,875,218	14,580,639	—
France	—	98,074,103	—
Germany	33,543,441	91,118,810	—
Hong Kong	—	13,420,762	—
Ireland	19,698,759	15,375,466	—
Japan	—	164,894,908	—
Mexico	35,156,287	—	—
Norway	—	16,923,640	—
Singapore	—	15,964,552	—
South Africa	—	12,259,140	—
Spain	—	17,610,325	—
Sweden	19,866,436	31,748,001	—
Switzerland	26,372,729	84,368,840	—
Taiwan	—	28,260,006	—
United Kingdom	54,939,382	83,272,326	—
United States	56,393,324	—	—
Preferred stocks:
Colombia	21,865,123	—	—
Germany	15,402,410	24,320,444	—
Total investment portfolio	$329,430,601	$783,049,277	$—
Investment Grade Bond Fund
Domestic corporate bonds (a)	$—	$13,567,522	$—
Foreign corporate bonds (a)	—	2,742,672	—
Mortgage and asset-backed securities	—	10,122,441	—
Foreign government bonds	—	146,809	—
U.S. Treasuries	—	744,023	—
U.S. Government agency securities	—	245,785	—
Supranational banks	—	995,773	—
Total investment portfolio	$—	$28,565,025	$—
Low Duration Bond Fund
Corporate bonds (a)	$—	$14,517,216	$—
Mortgage and asset-backed securities	—	4,930,879	—
U.S. Treasuries	—	2,985,762	—
Total investment portfolio	$—	22,433,857	$—
Credit default swaps	$—	$22,318	$—
Core Bond Fund
Corporate bonds (a)	$—	$28,865,248	$—
Mortgage and asset-backed securities	—	45,324,467	—
U.S. Treasuries	—	58,441,499	—
Total investment portfolio	$—	$132,631,214	$—
Core Plus Bond Fund
Corporate bonds (a)	$—	$168,168,496	$—
Mortgage and asset-backed securities	—	235,276,576	—
U.S. Treasuries	—	430,022,538	—
Total investment portfolio	$—	$833,467,610	$—
Futures Contracts - Short (b)	$2,801,371	$—	$—
Unconstrained Bond Fund
Corporate bonds (a)	$—	$392,100,161	$—
Mortgage and asset-backed securities	—	110,980,227	—
U.S. Treasuries	—	1,015,176,208	—
Total investment portfolio	$—	$1,518,256,596	$—
Futures Contracts - Short (b)	$8,273,555	$—	$—
Mid Cap Growth Fund
Common stocks (a)	$2,970,874,127	$—	$—
Total investment portfolio	$2,970,874,127	$—	$—

Mid Cap Fund
Common stocks (a)	$1,964,087,244	$—	$—
Total investment portfolio	$1,964,087,244	$—	$—
Mid Cap Stock Fund
Common stocks (a)	$261,189,778	$—	$—
Total investment portfolio	$261,189,778	$—	$—
Small Cap Growth Fund
Common stocks (a)	$5,327,256,687	$—	$14,746,830
Contingent value rights	—	—	242,594
Total investment portfolio	$5,327,256,687	$—	$14,989,424
Small Cap Fund
Common stocks (a)	$287,928,653	$—	$—
Total investment portfolio	$287,928,653	$—	$—
Smaller Company Fund
Common stocks (a)	$43,956,377	$—	$—
Total investment portfolio	$43,956,377	$—	$—
Tactical Allocation Fund
Domestic exchange traded funds	$15,273,844	$—	$—
Foreign exchange traded funds	1,741,447	—	—
Total investment portfolio	$17,015,291	$—	$—

(a)	Please see the investment portfolio for detail by industry.
(b)	Amounts presented for Credit Default Swaps and Futures Contracts represent total unrealized appreciation (depreciation) as of January 31, 2018.

Each Fund recognizes transfers between levels at the end of the reporting period. During the period from November 1, 2017 to January 31, 2018, there were no transfers in or out of Levels 1, 2, or 3.

The following is a reconciliation of Level 3 securities held by the Small Cap Growth Fund as of January 31, 2018 for which significant unobservable inputs were used to determine fair value:

Small Cap Growth Fund	Common Stocks	Contingent value rights
Balance as of October 31, 2017	$14,746,830	$ 242,594
Purchases	—	—
Change in unrealized appreciation (depreciation)	—	—
Balance as of January 31, 2018	$14,746,830	$ 242,594

The Funds’ policy for disclosing the valuation techniques and significant unobservable inputs for Level 3 assets and liabilities is to provide such disclosures when aggregate exposure to Level 3 investments exceeds 1% of net asset value. At January 31, 2018, the Level 3 investments within the Fund did not exceed such threshold and therefore have not been disclosed.

Notes to Investment Portfolios
(UNAUDITED) | 01.31.2018

Common Stocks | On August 29, 2017, Thermo Fisher Scientific, Inc. acquired 95.3% of the outstanding Patheon N.V. ordinary shares, and Patheon N.V. is no longer exchange traded and has been delisted. As of January 31, 2018, Patheon N.V. was valued at the acquisition price without adjustment.

Contingent value rights | The contingent value rights (“CVR”) were acquired as a result of Dyax Corp. (which was a portfolio holding of the Fund) being acquired by Shire PLC. In exchange for the Fund’s shares in Dyax Corp., the Fund received cash considerations from Shire PLC as well as the CVR.

Derivatives | The following disclosure provides certain information about the Funds’ derivative and hedging activities.

•
Forward currency contracts | Each of the Funds’ policies, except Small Cap Growth, Mid Cap, and Small Cap, permit the Funds to enter into forward currency contracts (“forward contracts”) for hedging (such as to hedge the impact of adverse changes in the relationships between the US dollar and various foreign currencies), including transaction hedging, anticipatory hedging, cross hedging, proxy hedging, and position hedging, or for any other lawful purpose consistent with their investment objectives. Forward contracts are agreements between two parties to exchange different currencies at a specified rate at an agreed upon future date. The fair value of a forward contract fluctuates with changes in currency exchange rates. Outstanding forward contracts are valued daily at current forward rates and the resulting change in market value is recorded as unrealized appreciation or depreciation. When a forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the forward contract was opened and the value at the time it was closed.

•
Credit default swap contracts | The International Stock, Low Duration Bond, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into credit default swap agreements to enhance the Funds’ returns, increase liquidity, manage the duration of the Funds’ portfolios and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a relatively efficient way. The credit default swap agreement may have as a reference obligation one or more securities that are or are not currently held by a Fund. The Funds may enter into credit default swap agreements either as a buyer or seller. The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional” amount), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation. A credit event is typically a default. If a Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a seller, a Fund accrues for and receives a fixed rate of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract (“Maximum Payout Amount”). Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality. Interest paid to or by the Funds is accrued daily and included in realized gain (loss) on swap agreements. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swap agreements, including accruals of periodic amounts of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. Credit default swaps sold by a Fund may involve greater risks than if a Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty credit risk and credit risk of the issuer. Details of swap contracts, if any, at period end are included in the Investment Portfolios under the caption “Swap Contracts.”

Notes to Investment Portfolios
(UNAUDITED) | 01.31.2018

•
Futures contracts | Each of the Funds’ policies, except Small Cap Growth, International, Mid Cap, and Small Cap, permit the Funds to enter into futures contracts (“Futures”), including interest rate, bond, U.S. Treasury and fixed income index Futures, as a hedge against movements in the equity and bond markets in order to establish more definitively the effective return on securities held or intended to be acquired by the Funds or for other purposes permissible under the Commodity Exchange Act, including as a means to gain or reduce exposure to a reference instrument without actually buying or selling it. When a Fund enters into Futures, it must deliver to an account controlled by the futures commission merchant (“FCM”) an amount referred to as “initial margin.” Initial margin requirements are determined by the respective exchanges on which the Futures are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the Futures. The account is marked-to-market daily and the unrealized gains or losses are recorded as variation margin and monitored by the Advisor and custodian on a daily basis. When Futures are closed out, the Fund recognizes a realized gain or loss. The risks of entering into Futures include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instrument. The purchase of Futures involves the risk that the Fund could lose more than the amount invested in Futures. Details of futures contracts, if any, at period end are included in the Investment Portfolios under the caption “Futures Contracts.”

Item 2. Controls and Procedures

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Carillon Series Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of Carillon Series Trust that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of Carillon Series Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CARILLON SERIES TRUST
Date: March 22, 2018

/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

CARILLON SERIES TRUST
Date: March 22, 2018
/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Date: March 22, 2018

/s/ Susan L. Walzer
Susan L. Walzer
Interim Principal Financial Officer